Exhibit 99
MONTHLY SERVICER’S CERTIFICATE
AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.
AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST
The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as Servicer (“TRS”), pursuant to the Pooling and Servicing Agreement, dated as of May 16, 1996, as amended and restated as of January 1, 2006 (as amended and restated and as otherwise amended and supplemented, the “Agreement”), as supplemented by the Series Supplements (as amended and supplemented, the “Series Supplements”), among TRS, as Servicer, American Express Receivables Financing Corporation II, American Express Receivables Financing Corporation III LLC and American Express Receivables Financing Corporation IV LLC, as Transferors, and The Bank of New York, as Trustee, does hereby certify as follows:
1.	Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or the Series Supplements, as applicable.

2.	TRS is, as of the date hereof, the Servicer under the Agreement.

3.	The undersigned is a Servicing Officer.

4.	This Certificate relates to the Distribution Date occurring on March 15, 2010 and covers activity from January 26, 2010 through February 22, 2010.

5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Agreement through the Monthly Period preceding such Distribution Date.

6.	As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution Date.
IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 5th day of March.

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer
By:	/s/ Stephen J. Bakonyi
	Name:	Stephen J. Bakonyi
	Title:	Vice President ABS Operations

A. Trust Activity

Trust Totals
Record Date	February 28, 2010
Number of days in Monthly Period	28
Beginning Number of Accounts	27,908,210
Beginning Principal Receivable Balance, including any Additions, Removals, or Adjustments of Principal Receivables during the Monthly Period	34,276,757,284.86
a. Addition of Principal Receivables	0.00
b. Removal of Principal Receivables	0.00
c. Adjustments to Principal Balance	0.00
Special Funding Account Balance	0.00
Beginning Total Principal Balance	34,276,757,284.86
Finance Charge Collections (excluding Recoveries)	550,943,318.57
Collections of Discount Option Receivables	173,959,076.34
Recoveries	25,772,560.93
Total Collections of Finance Charge Receivables	750,674,955.84
Total Collections of Principal Receivables	8,658,622,821.24
Monthly Payment Rate	27.0653%
Defaulted Amount	223,825,260.89
Annualized Default Rate	8.8217%
Annualized Default Rate, Net of Recoveries	7.8060%
Trust Portfolio Yield	20.0365%
New Principal Receivables	7,679,921,086.34
Ending Number of Accounts	27,866,383
Ending Principal Receivables Balance	33,074,230,289.07
Ending Required Minimum Principal Balance	28,485,051,010.00
Ending Transferor Amount	6,452,687,289.07
Ending Special Funding Account Balance	0.00
Ending Total Principal Balance	33,074,230,289.07

B. Series Allocations

			Principal	Series		Series		Series	Series
		Adjusted	Funding	Required	Series	Allocable	Series	Allocable	Allocable
	Invested	Invested	Account	Transferor	Allocation	Finance Charge	Allocable	Principal	Defaulted
	Amount	Amount	Balance	Amount	Percentage	Collections	Recoveries	Collections	Amount

Group 1
2006-2	500,000,000	500,000,000.00	0.00	35,000,000.00	1.88%	14,099,012.89	484,054.60	162,624,360.68	4,203,837.11
2009-D-I	20,834,000	20,834,000.00	0.00	1,458,380.00	0.08%	587,477.67	20,169.59	6,776,231.86	175,165.48

Total	520,834,000.00	520,834,000.00	0.00	36,458,380.00	1.96%	14,686,490.56	504,224.19	169,400,592.54	4,379,002.59
Group 2

2004-2	400,000,000	400,000,000.00	0.00	28,000,000.00	1.50%	11,279,210.31	387,243.68	130,099,488.54	3,363,069.69
2005-1	600,000,000	600,000,000.00	0.00	42,000,000.00	2.25%	16,918,815.47	580,865.53	195,149,232.81	5,044,604.53
2005-2	600,000,000	600,000,000.00	0.00	42,000,000.00	2.25%	16,918,815.47	580,865.53	195,149,232.81	5,044,604.53
2005-4	500,000,000	500,000,000.00	0.00	35,000,000.00	1.88%	14,099,012.89	484,054.60	162,624,360.68	4,203,837.11
2005-5	1,100,000,000	1,100,000,000.00	0.00	77,000,000.00	4.13%	31,017,828.36	1,064,920.13	357,773,593.49	9,248,441.65
2005-7	700,000,000	700,000,000.00	0.00	49,000,000.00	2.63%	19,738,618.05	677,676.45	227,674,104.95	5,885,371.96
2005-8	500,000,000	500,000,000.00	0.00	35,000,000.00	1.88%	14,099,012.89	484,054.60	162,624,360.68	4,203,837.11
2006-B	700,000,000	700,000,000.00	0.00	49,000,000.00	2.63%	19,738,618.05	677,676.45	227,674,104.95	5,885,371.96
2006-1	1,000,000,000	1,000,000,000.00	0.00	70,000,000.00	3.76%	28,198,025.78	968,109.21	325,248,721.35	8,407,674.22
2006-3	600,000,000	600,000,000.00	0.00	42,000,000.00	2.25%	16,918,815.47	580,865.53	195,149,232.81	5,044,604.53
2007-1	500,000,000	500,000,000.00	0.00	35,000,000.00	1.88%	14,099,012.89	484,054.60	162,624,360.68	4,203,837.11
2007-2	500,000,000	500,000,000.00	0.00	35,000,000.00	1.88%	14,099,012.89	484,054.60	162,624,360.68	4,203,837.11
2007-3	600,000,000	600,000,000.00	0.00	42,000,000.00	2.25%	16,918,815.47	580,865.53	195,149,232.81	5,044,604.53
2007-4	800,000,000	800,000,000.00	0.00	56,000,000.00	3.01%	22,558,420.62	774,487.37	260,198,977.08	6,726,139.38
2007-5	500,000,000	500,000,000.00	0.00	35,000,000.00	1.88%	14,099,012.89	484,054.60	162,624,360.68	4,203,837.11
2007-6	1,000,000,000	1,000,000,000.00	0.00	70,000,000.00	3.76%	28,198,025.78	968,109.21	325,248,721.35	8,407,674.22
2007-7	900,000,000	900,000,000.00	0.00	63,000,000.00	3.38%	25,378,223.20	871,298.29	292,723,849.22	7,566,906.80
2007-8	1,200,000,000	1,200,000,000.00	0.00	84,000,000.00	4.51%	33,837,630.94	1,161,731.05	390,298,465.63	10,089,209.07
2008-1	2,875,000,000	2,875,000,000.00	0.00	201,250,000.00	10.80%	81,069,324.12	2,783,313.98	935,090,073.89	24,172,063.39
2008-2	1,363,638,000	1,363,638,000.00	0.00	95,454,660.00	5.12%	38,451,899.48	1,320,150.51	443,521,515.89	11,465,024.06
2008-4	607,956,000	607,956,000.00	0.00	42,556,920.00	2.28%	17,143,158.96	588,567.80	197,736,911.64	5,111,495.99
2008-5	909,091,000	909,091,000.00	0.00	63,636,370.00	3.41%	25,634,571.46	880,099.37	295,680,685.35	7,643,340.97
2008-6	1,534,091,000	1,534,091,000.00	0.00	107,386,370.00	5.76%	43,258,337.57	1,485,167.62	498,961,136.19	12,898,137.36
2008-7	596,592,000	596,592,000.00	0.00	41,761,440.00	2.24%	16,822,716.60	577,566.21	194,040,785.17	5,015,951.18
2008-8	738,637,000	738,637,000.00	0.00	51,704,590.00	2.77%	20,828,105.17	715,081.28	240,240,739.80	6,210,219.27
2008-9	625,000,000	625,000,000.00	0.00	43,750,000.00	2.35%	17,623,766.11	605,068.26	203,280,450.85	5,254,796.39
2009-1	1,212,122,000	1,212,122,000.00	0.00	84,848,540.00	4.55%	34,179,447.41	1,173,466.47	394,241,130.63	10,191,126.90
2009-2	1,515,155,000	1,515,155,000.00	0.00	106,060,850.00	5.69%	42,724,379.75	1,466,835.51	492,802,226.40	12,738,929.64
2009-D-II	1,423,427,000	1,423,427,000.00	0.00	99,639,890.00	5.35%	40,137,831.24	1,378,032.79	462,967,811.69	11,967,710.50

Total	26,100,709,000.00	26,100,709,000.00	0.00	1,827,049,630.00	98.04%	735,988,465.29	25,268,336.76	8,489,222,228.70	219,446,258.27

Trust	26,621,543,000.00	26,621,543,000.00	0.00	1,863,508,010.00	100.00%	750,674,955.85	25,772,560.95	8,658,622,821.24	223,825,260.86

C. Group Allocations (1)

								Reallocated
		Investor						Investor	Investment
		Finance	Investor	Investor	Investor	Investor		Finance	Funding
		Charge	Monthly	Default	Monthly	Additional		Charge	Account	Available
	Invested Amount	Collections	Interest	Amount	Fees	Amounts	Total	Collections	Proceeds	Excess

Group 1
2006-2	500,000,000.00	10,950,203.80	2,242,500.00	3,264,971.35	833,333.33	0.00	6,340,804.68	10,950,203.80	0.00	4,609,399.12

Total	500,000,000.00	10,950,203.80	2,242,500.00	3,264,971.35	833,333.33	0.00	6,340,804.68	10,950,203.80	0.00	4,609,399.12

Group 2
2004-2	400,000,000.00	8,760,163.04	138,564.00	2,611,977.08	666,666.67	0.00	3,417,207.75	8,596,396.79	0.00	5,179,189.04
2005-1	600,000,000.00	13,140,394.86	133,033.50	3,917,965.61	1,000,000.00	0.00	5,050,999.11	12,819,782.67	0.00	7,768,933.86
2005-2	600,000,000.00	13,140,244.56	171,216.00	3,917,965.61	1,000,000.00	0.00	5,089,181.61	12,857,965.17	0.00	7,768,783.56
2005-4	500,000,000.00	10,950,203.80	130,080.01	3,264,971.35	833,333.33	0.00	4,228,384.69	10,702,370.99	0.00	6,473,986.30
2005-5	1,100,000,000.00	24,090,448.36	253,753.51	7,182,936.97	1,833,333.33	0.00	9,270,023.81	23,512,793.67	0.00	14,242,769.86
2005-7	700,000,000.00	15,330,285.32	182,427.01	4,570,959.89	1,166,666.67	0.00	5,920,053.57	14,983,634.39	0.00	9,063,580.82
2005-8	500,000,000.00	10,950,203.80	112,267.51	3,264,971.35	833,333.33	0.00	4,210,572.19	10,684,558.49	0.00	6,473,986.30
2006-1	1,000,000,000.00	21,900,407.60	219,472.50	6,529,942.69	1,666,666.67	0.00	8,416,081.86	21,364,054.46	0.00	12,947,972.60
2006-3	600,000,000.00	13,140,244.56	127,251.00	3,917,965.61	1,000,000.00	0.00	5,045,216.61	12,814,000.17	0.00	7,768,783.56
2006-B	700,000,000.00	15,330,285.32	158,880.76	4,570,959.89	1,166,666.67	0.00	5,896,507.32	14,960,088.14	0.00	9,063,580.82
2007-1	500,000,000.00	10,950,203.80	102,405.01	3,264,971.35	833,333.33	0.00	4,200,709.69	10,674,695.99	0.00	6,473,986.30
2007-2	500,000,000.00	10,950,203.80	115,698.76	3,264,971.35	833,333.33	0.00	4,214,003.44	10,687,989.74	0.00	6,473,986.30
2007-3	600,000,000.00	13,140,402.97	113,886.00	3,917,965.61	1,000,000.00	0.00	5,031,851.61	12,800,635.17	0.00	7,768,941.97
2007-4	800,000,000.00	17,520,537.29	146,958.00	5,223,954.16	1,333,333.33	0.00	6,704,245.49	17,062,623.57	0.00	10,358,589.29
2007-5	500,000,000.00	10,950,203.80	108,480.01	3,264,971.35	833,333.33	0.00	4,206,784.69	10,680,770.99	0.00	6,473,986.30
2007-6	1,000,000,000.00	21,900,407.60	191,685.00	6,529,942.69	1,666,666.67	0.00	8,388,294.36	21,336,266.96	0.00	12,947,972.60
2007-7	900,000,000.00	19,710,366.84	203,701.51	5,876,948.43	1,500,000.00	0.00	7,580,649.94	19,233,825.28	0.00	11,653,175.34
2007-8	1,200,000,000.00	26,280,489.13	556,992.00	7,835,931.24	2,000,000.00	0.00	10,392,923.24	25,930,490.36	0.00	15,537,567.12
2008-1	2,875,000,000.00	62,963,671.86	1,864,358.44	18,773,585.25	4,791,666.67	0.00	25,429,610.36	62,655,031.58	0.00	37,225,421.22
2008-2	1,363,638,000.00	29,864,228.02	1,914,479.35	8,904,478.00	2,272,730.00	0.00	13,091,687.35	30,748,034.81	0.00	17,656,347.46
2008-4	607,956,000.00	13,314,484.20	966,713.51	3,969,917.84	1,013,260.00	0.00	5,949,891.35	13,821,688.98	0.00	7,871,797.63
2008-5	909,091,000.00	19,909,463.45	887,134.37	5,936,312.14	1,515,151.66	0.00	8,338,598.17	20,109,483.53	0.00	11,770,885.36
2008-6	1,534,091,000.00	33,597,218.20	2,008,179.02	10,017,526.32	2,556,818.33	0.00	14,582,523.67	34,445,891.90	0.00	19,863,368.23
2008-7	596,592,000.00	13,065,607.98	833,760.19	3,895,711.57	994,320.00	0.00	5,723,791.76	13,448,448.63	0.00	7,724,656.87
2008-8	738,637,000.00	16,176,451.37	952,777.05	4,823,257.29	1,231,061.66	0.00	7,007,096.00	16,570,947.64	0.00	9,563,851.64
2008-9	625,000,000.00	13,687,754.75	1,047,014.07	4,081,214.19	1,041,666.67	0.00	6,169,894.93	14,262,377.80	0.00	8,092,482.87
2009-1	1,212,122,000.00	26,545,965.87	2,961,958.76	7,915,087.20	2,020,203.34	0.00	12,897,249.30	28,591,771.74	0.00	15,694,522.44
2009-2	1,515,155,000.00	33,182,512.08	2,048,595.63	9,893,875.33	2,525,258.33	0.00	14,467,729.29	34,085,914.71	0.00	19,618,185.42

Total	24,677,282,000.00	540,443,054.23	18,651,722.48	161,141,237.36	41,128,803.32	0.00	220,921,763.16	540,442,534.32	0.00	319,521,291.08

Trust Total	25,177,282,000.00	551,393,258.03	20,894,222.48	164,406,208.71	41,962,136.65	0.00	227,262,567.84	551,392,738.12	0.00	324,130,690.20

	Group Investor Finance		Group Reallocable Investor
	Charge Collections	Group Expenses	Finance Charge Collections
Group 1	10,950,203.80	6,340,804.68	4,609,399.12
Group 2	540,442,534.31	220,921,763.16	319,520,771.15

(1)	Neither Series 2009-D-I nor Series 2009-D-II shares in group allocations with other series. Therfore, certain figures set froth in section “B. Series Allocations” above, which include Series 2009-D-I and Series 2009-D-II, will not equal the corresponding figures set forth in this section “C. Group Allocations.”

D. Trust Performance
Delinquencies:

31-60 Days Delinquent:	329,380,894
61-90 Days Delinquent:	258,524,808
90+ Days Delinquent:	669,272,285
Total 30+ Days Delinquent:	1,257,177,988
Series 2004-2 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	515,022,848.75	400,000,000.00	115,022,848.75
Beginning Adjusted Invested Amount	N/A	400,000,000.00	N/A
Floating Allocation Percentage	N/A	77.6665%	22.3335%
Principal Allocation Percentage	N/A	77.6665%	22.3335%
Collections of Finance Charge Receivables	11,279,210.31	8,760,163.04	2,519,047.27
Collections of Principal Receivables	130,099,488.54	101,043,663.48	29,055,825.06
Defaulted Amount	3,363,069.69	2,611,977.08	751,092.61
Ending Invested Amount / Transferor Amount	496,954,369.46	400,000,000.00	96,954,369.46

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	February 12, 2010	February 12, 2010	February 12, 2010
Coupon February 16, 2010 — March 14, 2010	0.4019%	0.6019%	0.9019%
Monthly Interest Due	100,670.94	13,542.30	24,350.76	138,564.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	100,670.94	13,542.30	24,350.76	138,564.00
Investor Default Amount	2,181,000.86	195,898.28	235,077.94	2,611,977.08
Investor Monthly Fees Due	556,666.67	50,000.00	60,000.00	666,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,838,338.47	259,440.58	319,428.70	3,417,207.75

Reallocated Investor Finance Charge Collections	8,596,396.79
Interest and Principal Funding Investment Proceed	0.00
Interest on Reserve Account	0.00
Series Adjusted Portfolio Yield	19.5028%
Base Rate	2.7214%
Excess Spread Percentage	15.5376%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	334,000,000.00	30,000,000.00	36,000,000.00	400,000,000.00
Distributions of Interest	100,670.94	13,542.30	24,350.76	138,564.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	100,670.94	13,542.30	24,350.76	138,564.00
Ending Certificates Balance	334,000,000.00	30,000,000.00	36,000,000.00	400,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.30
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.30
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.45
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.45
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$5,203,539.80
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$24,350.76
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$5,179,189.04
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00
J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$7,177,991.32
a. Class A Monthly Interest:	$100,670.94
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,181,000.86
e. Excess Spread:	$4,896,319.52

2. Class B Available Funds:	$644,729.76
a. Class B Monthly Interest:	$13,542.30
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$631,187.46
3. Collateral Available Funds:	$773,675.71
a. Excess Spread:	$773,675.71
4. Total Excess Spread:	$6,301,182.69
K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	77.6665%
2. Series 2004-2 Allocable Principal Collections:	$130,099,488.54
3. Principal Allocation Percentage of Series 2004-2 Allocable Principal Collections:	$101,043,663.48
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$101,043,663.48
6. Shared Principal Collections from other Series allocated to Series 2004-2:	$0.00
7. Other amounts treated as Available Principal Collections:	$2,611,977.08
8. Available Principal Collections (total of items 5., 6. & 7.):	$103,655,640.56
L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$36,000,000.00
2. Required Collateral Invested Amount:	$36,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$103,655,640.56

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2004-2.
1. Excess Spread:	$6,301,182.69
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$195,898.28
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$24,350.76
9. Applied to unpaid Monthly Servicing Fee:	$666,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$235,077.94
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,179,189.04
N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2004-2.
1. Excess Spread:	$6,301,182.69
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$195,898.28

8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$24,350.76
10. Applied to unpaid Monthly Servicing Fee:	$666,666.67
11. Collateral Default Amount treated as Available Principal Collections:	$235,077.94
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,179,189.04
O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.7214%
b. Prior Monthly Period:	2.3706%
c. Second Prior Monthly Period:	2.4319%
2. Three Month Average Base Rate:	2.5080%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	19.5028%
b. Prior Monthly Period:	18.0625%
c. Second Prior Monthly Period:	18.6443%
4. Three Month Average Series Adjusted Portfolio Yield:	18.7365%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2005-1 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	772,534,273.12	600,000,000.00	172,534,273.12
Beginning Adjusted Invested Amount	N/A	600,000,000.00	N/A
Floating Allocation Percentage	N/A	77.6665%	22.3335%
Principal Allocation Percentage	N/A	77.6665%	22.3335%
Collections of Finance Charge Receivables	16,918,815.47	13,140,394.86	3,778,570.91
Collections of Principal Receivables	195,149,232.81	151,565,495.23	43,583,737.58
Defaulted Amount	5,044,604.53	3,917,965.61	1,126,638.92
Ending Invested Amount / Transferor Amount	745,431,554.19	600,000,000.00	145,431,554.19

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	2,505,000.00	0.00	0.00	2,505,000.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	2,505,000.00	0.00	0.00	2,505,000.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	2,505,000.00	0.00	0.00	2,505,000.00

LIBOR Determination Date	February 12, 2010	February 12, 2010	February 12, 2010
Coupon February 16, 2010 — March 14, 2010	0.2619%	0.3519%	0.5619%
Monthly Interest Due	98,401.41	11,875.95	22,756.14	133,033.50
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	98,401.41	11,875.95	22,756.14	133,033.50
Investor Default Amount	3,271,501.29	293,847.42	352,616.90	3,917,965.61
Investor Monthly Fees Due	835,000.00	75,000.00	90,000.00	1,000,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,204,902.70	380,723.37	465,373.04	5,050,999.11

Reallocated Investor Finance Charge Collections				12,819,782.67
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				150.30
Series Adjusted Portfolio Yield				19.3406%
Base Rate				2.5528%
Excess Spread Percentage				15.5379%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00
Distributions of Interest	98,401.41	11,875.95	22,756.14	133,033.50
Deposits to the Principal Funding Account	501,000,000.00	45,000,000.00	0.00	546,000,000.00
Distributions of Principal	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00
Total Distributions	501,098,401.41	45,011,875.95	54,022,756.14	600,133,033.50
Ending Certificates Balance	0.00	0.00	0.00	0.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1,000.20
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.20
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$1,000.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$1,000.26
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.26
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$1,000.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$61,791,690.00
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$22,756.14
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$54,000,000.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,768,933.86
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00
J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$10,704,644.03
a. Class A Monthly Interest:	$98,401.41
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,271,501.29
e. Excess Spread:	$7,334,741.33
2. Class B Available Funds:	$961,494.97
a. Class B Monthly Interest:	$11,875.95
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$949,619.02
3. Collateral Available Funds:	$1,153,793.97
a. Excess Spread:	$1,153,793.97
4. Total Excess Spread:	$9,438,154.32
K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	77.6665%
2. Series 2005-1 Allocable Principal Collections:	$195,149,232.81
3. Principal Allocation Percentage of Series 2005-1 Allocable Principal Collections:	$151,565,495.23
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$151,565,495.23
6. Shared Principal Collections from other Series allocated to Series 2005-1:	$444,516,539.16

7. Other amounts treated as Available Principal Collections:	$3,917,965.61
8. Available Principal Collections (total of items 5., 6. & 7.):	$600,000,000.00
L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	N/A
2. Required Collateral Invested Amount:	N/A
3. Excess of Collateral Invested Amount	N/A
over Required Collateral Invested Amount:
4. Treated as Shared Principal Collections:	N/A
M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$546,000,000.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$54,000,000.00
3. Distribution of Principal:	$600,000,000.00
4. Treated as Shared Principal Collections:	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-1.
1. Excess Spread:	$9,438,154.32
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$293,847.42
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

8. Applied to Collateral Minimum Monthly Interest:	$22,756.14
9. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00
10. Collateral Default Amount treated as Available Principal Collections:	$352,616.90
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,768,933.86
N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2005-1.
1. Excess Spread:	$9,438,154.32
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$293,847.42
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$22,756.14
10. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00
11. Collateral Default Amount treated as Available Principal Collections:	$352,616.90
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,768,933.86
O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.5528%
b. Prior Monthly Period:	2.2020%
c. Second Prior Monthly Period:	2.2634%
2. Three Month Average Base Rate:	2.3394%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	19.3406%
b. Prior Monthly Period:	17.8942%
c. Second Prior Monthly Period:	18.4704%
4. Three Month Average Series Adjusted Portfolio Yield:	18.5684%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2005-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	772,534,273.12	600,000,000.00	172,534,273.12
Beginning Adjusted Invested Amount	N/A	600,000,000.00	N/A
Floating Allocation Percentage	N/A	77.6665%	22.3335%
Principal Allocation Percentage	N/A	77.6665%	22.3335%
Collections of Finance Charge Receivables	16,918,815.47	13,140,244.56	3,778,570.91
Collections of Principal Receivables	195,149,232.81	151,565,495.23	43,583,737.58
Defaulted Amount	5,044,604.53	3,917,965.61	1,126,638.92
Ending Invested Amount / Transferor Amount	745,431,554.19	600,000,000.00	145,431,554.19

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	February 12, 2010	February 12, 2010	February 12, 2010
Coupon February 16, 2010 — March 14, 2010	0.3319%	0.5119%	0.7219%
Monthly Interest Due	124,703.91	17,275.95	29,236.14	171,216.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	124,703.91	17,275.95	29,236.14	171,216.00
Investor Default Amount	3,271,501.29	293,847.42	352,616.90	3,917,965.61
Investor Monthly Fees Due	835,000.00	75,000.00	90,000.00	1,000,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,231,205.20	386,123.37	471,853.04	5,089,181.61

Reallocated Investor Finance Charge Collections				12,857,965.17
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.4232%
Base Rate				2.6389%
Excess Spread Percentage				15.5376%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00
Distributions of Interest	124,703.91	17,275.95	29,236.14	171,216.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	124,703.91	17,275.95	29,236.14	171,216.00
Ending Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.25
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.25
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.38

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.38
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$7,798,019.71
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$29,236.14

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,768,783.57
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00
J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$10,736,400.92
a. Class A Monthly Interest:	$124,703.91
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,271,501.29
e. Excess Spread:	$7,340,195.72
2. Class B Available Funds:	$964,347.39
a. Class B Monthly Interest:	$17,275.95
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$947,071.44
3. Collateral Available Funds:	$1,157,216.87
a. Excess Spread:	$1,157,216.87
4. Total Excess Spread:	$9,444,484.03

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	77.6665%
2. Series 2005-2 Allocable Principal Collections:	$195,149,232.81
3. Principal Allocation Percentage of Series 2005-2 Allocable Principal Collections:	$151,565,495.23
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$151,565,495.23
6. Shared Principal Collections from other Series allocated to Series 2005-2:	$0.00
7. Other amounts treated as Available Principal Collections:	$3,917,965.61
8. Available Principal Collections (total of items 5., 6. & 7.):	$155,483,460.84
L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$54,000,000.00
2. Required Collateral Invested Amount:	$54,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$155,483,460.84
M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-2.
1. Excess Spread:	$9,444,484.03
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$293,847.42
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$29,236.14
9. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00
10. Collateral Default Amount treated as Available Principal Collections:	$352,616.90
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,768,783.57
N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2005-2.
1. Excess Spread:	$9,444,484.03
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$293,847.42
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$29,236.14
10. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00
11. Collateral Default Amount treated as Available Principal Collections:	$352,616.90
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,768,783.57

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.6389%
b. Prior Monthly Period:	2.2881%
c. Second Prior Monthly Period:	2.3494%
2. Three Month Average Base Rate:	2.4254%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	19.4232%
b. Prior Monthly Period:	17.9799%
c. Second Prior Monthly Period:	18.5590%
4. Three Month Average Series Adjusted Portfolio Yield:	18.6541%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2005-4 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	643,778,560.94	500,000,000.00	143,778,560.94
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	77.6665%	22.3335%
Principal Allocation Percentage	N/A	77.6665%	22.3335%
Collections of Finance Charge Receivables	14,099,012.89	10,950,203.80	3,148,809.09
Collections of Principal Receivables	162,624,360.68	126,304,579.36	36,319,781.32
Defaulted Amount	4,203,837.11	3,264,971.35	938,865.76
Ending Invested Amount / Transferor Amount	621,192,961.83	500,000,000.00	121,192,961.83

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	February 12, 2010	February 12, 2010	February 12, 2010
Coupon February 16, 2010 — March 14, 2010	0.3019%	0.4819%	0.6519%
Monthly Interest Due	94,526.18	13,552.88	22,000.95	130,080.01
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	94,526.18	13,552.88	22,000.95	130,080.01
Investor Default Amount	2,726,251.08	244,872.85	293,847.42	3,264,971.35
Investor Monthly Fees Due	695,833.33	62,500.00	75,000.00	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,516,610.59	320,925.73	390,848.37	4,228,384.69

Reallocated Investor Finance Charge Collections				10,702,370.99
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.3904%
Base Rate				2.6048%
Excess Spread Percentage				15.5376%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	417,500,000.00	37,500,000.00	45,000,000.00	500,000,000.00
Distributions of Interest	94,526.18	13,552.88	22,000.95	130,080.01
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	94,526.18	13,552.88	22,000.95	130,080.01
Ending Certificates Balance	417,500,000.00	37,500,000.00	45,000,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.23
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.23
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.36
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.36
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$6,495,987.25
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$22,000.95
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,473,986.30
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00
J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$8,936,479.78

a. Class A Monthly Interest:	$94,526.18
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,726,251.08
e. Excess Spread:	$6,115,702.52
2. Class B Available Funds:	$802,677.82
a. Class B Monthly Interest:	$13,552.88
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$789,124.94
3. Collateral Available Funds:	$963,213.39
a. Excess Spread:	$963,213.39
4. Total Excess Spread:	$7,868,040.85
K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	77.6665%
2. Series 2005-4 Allocable Principal Collections:	$162,624,360.68
3. Principal Allocation Percentage of Series 2005-4 Allocable Principal Collections:	$126,304,579.36
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$126,304,579.36
6. Shared Principal Collections from other Series allocated to Series 2005-4:	$0.00
7. Other amounts treated as Available Principal Collections:	$3,264,971.35
8. Available Principal Collections (total of items 5., 6. & 7.):	$129,569,550.71
L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$45,000,000.00

2. Required Collateral Invested Amount:	$45,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$129,569,550.71
M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-4.
1. Excess Spread:	$7,868,040.85
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$244,872.85
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$22,000.95
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$293,847.42
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,473,986.30
N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2005-4.
1. Excess Spread:	$7,868,040.85
2. Excess Finance Charge Collections:	$0.00

3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$244,872.85
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$22,000.95
10. Applied to unpaid Monthly Servicing Fee:	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$293,847.42
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,473,986.30
O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.6048%
b. Prior Monthly Period:	2.2540%
c. Second Prior Monthly Period:	2.3153%
2. Three Month Average Base Rate:	2.3914%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	19.3904%
b. Prior Monthly Period:	17.9459%
c. Second Prior Monthly Period:	18.5238%
4. Three Month Average Series Adjusted Portfolio Yield:	18.6200%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2005-5 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,416,312,834.06	1,100,000,000.00	316,312,834.06
Beginning Adjusted Invested Amount	N/A	1,100,000,000.00	N/A
Floating Allocation Percentage	N/A	77.6665%	22.3335%
Principal Allocation Percentage	N/A	77.6665%	22.3335%
Collections of Finance Charge Receivables	31,017,828.36	24,090,448.36	6,927,380.00
Collections of Principal Receivables	357,773,593.49	277,870,074.59	79,903,518.90
Defaulted Amount	9,248,441.65	7,182,936.97	2,065,504.68
Ending Invested Amount / Transferor Amount	1,366,624,516.02	1,100,000,000.00	266,624,516.02

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	February 12, 2010	February 12, 2010	February 12, 2010
Coupon February 16, 2010 — March 14, 2010	0.2719%	0.4119%	0.5519%
Monthly Interest Due	187,291.34	25,485.08	40,977.09	253,753.51
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	187,291.34	25,485.08	40,977.09	253,753.51
Investor Default Amount	5,997,752.37	538,720.27	646,464.33	7,182,936.97
Investor Monthly Fees Due	1,530,833.33	137,500.00	165,000.00	1,833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	7,715,877.04	701,705.35	852,441.42	9,270,023.81

Reallocated Investor Finance Charge Collections				23,512,793.67
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.3519%
Base Rate				2.5649%
Excess Spread Percentage				15.5376%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	918,500,000.00	82,500,000.00	99,000,000.00	1,100,000,000.00
Distributions of Interest	187,291.34	25,485.08	40,977.09	253,753.51
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	187,291.34	25,485.08	40,977.09	253,753.51
Ending Certificates Balance	918,500,000.00	82,500,000.00	99,000,000.00	1,100,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.20
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.20
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.31
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.31
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$14,283,746.95
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$40,977.09
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$14,242,769.86

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00
J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$19,633,182.71
a. Class A Monthly Interest:	$187,291.34
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$5,997,752.37
e. Excess Spread:	$13,448,139.00
2. Class B Available Funds:	$1,763,459.53
a. Class B Monthly Interest:	$25,485.08
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,737,974.45
3. Collateral Available Funds:	$2,116,151.43
a. Excess Spread:	$2,116,151.43
4. Total Excess Spread:	$17,302,264.88
K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	77.6665%
2. Series 2005-5 Allocable Principal Collections:	$357,773,593.49
3. Principal Allocation Percentage of Series 2005-5 Allocable Principal Collections:	$277,870,074.59
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$277,870,074.59
6. Shared Principal Collections from other Series allocated to Series 2005-5:	$0.00
7. Other amounts treated as Available Principal Collections:	$7,182,936.97
8. Available Principal Collections (total of items 5., 6. & 7.):	$285,053,011.56
L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$99,000,000.00
2. Required Collateral Invested Amount:	$99,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$285,053,011.56
M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-5.
1. Excess Spread:	$17,302,264.88
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00

6. Applied to fund Class B Required Amount:	$538,720.27
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$40,977.09
9. Applied to unpaid Monthly Servicing Fee:	$1,833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$646,464.33
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$14,242,769.86
N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2005-5.
1. Excess Spread:	$17,302,264.88
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$538,720.27
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$40,977.09
10. Applied to unpaid Monthly Servicing Fee:	$1,833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$646,464.33
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$14,242,769.86
O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.5649%
b. Prior Monthly Period:	2.2142%
c. Second Prior Monthly Period:	2.2755%
2. Three Month Average Base Rate:	2.3515%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	19.3519%
b. Prior Monthly Period:	17.9060%
c. Second Prior Monthly Period:	18.4826%
4. Three Month Average Series Adjusted Portfolio Yield:	18.5802%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2005-7 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	901,289,985.31	700,000,000.00	201,289,985.31
Beginning Adjusted Invested Amount	N/A	700,000,000.00	N/A
Floating Allocation Percentage	N/A	77.6665%	22.3335%
Principal Allocation Percentage	N/A	77.6665%	22.3335%
Collections of Finance Charge Receivables	19,738,618.05	15,330,285.32	4,408,332.73
Collections of Principal Receivables	227,674,104.95	176,826,411.10	50,847,693.85
Defaulted Amount	5,885,371.96	4,570,959.89	1,314,412.07
Ending Invested Amount / Transferor Amount	869,670,146.56	700,000,000.00	169,670,146.56

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	February 12, 2010	February 12, 2010	February 12, 2010
Coupon February 16, 2010 — March 14, 2010	0.3019%	0.5019%	0.6419%
Monthly Interest Due	132,336.65	19,761.53	30,328.83	182,427.01
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	132,336.65	19,761.53	30,328.83	182,427.01
Investor Default Amount	3,816,751.51	342,821.99	411,386.39	4,570,959.89
Investor Monthly Fees Due	974,166.67	87,500.00	105,000.00	1,166,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,923,254.83	450,083.52	546,715.22	5,920,053.57

Reallocated Investor Finance Charge Collections				14,983,634.39
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.3909%
Base Rate				2.6054%
Excess Spread Percentage				15.5376%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	584,500,000.00	52,500,000.00	63,000,000.00	700,000,000.00
Distributions of Interest	132,336.65	19,761.53	30,328.83	182,427.01
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	132,336.65	19,761.53	30,328.83	182,427.01
Ending Certificates Balance	584,500,000.00	52,500,000.00	63,000,000.00	700,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.23
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.23
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.38
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.38
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$9,093,909.66
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$30,328.83
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$9,063,580.83
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00
J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$12,511,334.72
a. Class A Monthly Interest:	$132,336.65
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,816,751.51
e. Excess Spread:	$8,562,246.56
2. Class B Available Funds:	$1,123,772.58
a. Class B Monthly Interest:	$19,761.53
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,104,011.05
3. Collateral Available Funds:	$1,348,527.10
a. Excess Spread:	$1,348,527.10
4. Total Excess Spread:	$11,014,784.71

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	77.6665%
2. Series 2005-7 Allocable Principal Collections:	$227,674,104.95
3. Principal Allocation Percentage of Series 2005-7 Allocable Principal Collections:	$176,826,411.10
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$176,826,411.10
6. Shared Principal Collections from other Series allocated to Series 2005-7:	$0.00
7. Other amounts treated as Available Principal Collections:	$4,570,959.89
8. Available Principal Collections (total of items 5., 6. & 7.):	$181,397,370.99
L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$63,000,000.00
2. Required Collateral Invested Amount:	$63,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$181,397,370.99
M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-7.
1. Excess Spread:	$11,014,784.71
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$342,821.99
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$30,328.83
9. Applied to unpaid Monthly Servicing Fee:	$1,166,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$411,386.39
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$9,063,580.83
N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2005-7.
1. Excess Spread:	$11,014,784.71
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$342,821.99
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$30,328.83
10. Applied to unpaid Monthly Servicing Fee:	$1,166,666.67
11. Collateral Default Amount treated as Available Principal Collections:	$411,386.39
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$9,063,580.83

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.6054%
b. Prior Monthly Period:	2.2546%
c. Second Prior Monthly Period:	2.3159%
2. Three Month Average Base Rate:	2.3920%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	19.3909%
b. Prior Monthly Period:	17.9465%
c. Second Prior Monthly Period:	18.5244%
4. Three Month Average Series Adjusted Portfolio Yield:	18.6206%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2005-8 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	643,778,560.94	500,000,000.00	143,778,560.94
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	77.6665%	22.3335%
Principal Allocation Percentage	N/A	77.6665%	22.3335%
Collections of Finance Charge Receivables	14,099,012.89	10,950,203.80	3,148,809.09
Collections of Principal Receivables	162,624,360.68	126,304,579.36	36,319,781.32
Defaulted Amount	4,203,837.11	3,264,971.35	938,865.76
Ending Invested Amount / Transferor Amount	621,192,961.83	500,000,000.00	121,192,961.83

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	February 12, 2010	February 12, 2010	February 12, 2010
Coupon February 16, 2010 — March 14, 2010	0.2619%	0.4019%	0.5619%
Monthly Interest Due	82,001.18	11,302.88	18,963.45	112,267.51
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	82,001.18	11,302.88	18,963.45	112,267.51
Investor Default Amount	2,726,251.08	244,872.85	293,847.42	3,264,971.35
Investor Monthly Fees Due	695,833.33	62,500.00	75,000.00	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,504,085.59	318,675.73	387,810.87	4,210,572.19

Reallocated Investor Finance Charge Collections				10,684,558.49
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.3439%
Base Rate				2.5566%
Excess Spread Percentage				15.5376%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	417,500,000.00	37,500,000.00	45,000,000.00	500,000,000.00
Distributions of Interest	82,001.18	11,302.88	18,963.45	112,267.51
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	82,001.18	11,302.88	18,963.45	112,267.51
Ending Certificates Balance	417,500,000.00	37,500,000.00	45,000,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.20
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.20
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.30
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.30
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$6,492,949.75
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$18,963.45
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,473,986.30
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$8,921,606.34
a. Class A Monthly Interest:	$82,001.18
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,726,251.08
e. Excess Spread:	$6,113,354.08
2. Class B Available Funds:	$801,341.89
a. Class B Monthly Interest:	$11,302.88
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$790,039.01
3. Collateral Available Funds:	$961,610.26
a. Excess Spread:	$961,610.26
4. Total Excess Spread:	$7,865,003.35
K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	77.6665%
2. Series 2005-8 Allocable Principal Collections:	$162,624,360.68
3. Principal Allocation Percentage of Series 2005-8 Allocable Principal Collections:	$126,304,579.36
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$126,304,579.36
6. Shared Principal Collections from other Series allocated to Series 2005-8:	$0.00
7. Other amounts treated as Available Principal Collections:	$3,264,971.35
8. Available Principal Collections (total of items 5., 6. & 7.):	$129,569,550.71

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$45,000,000.00
2. Required Collateral Invested Amount:	$45,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$129,569,550.71
M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-8.
1. Excess Spread:	$7,865,003.35
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$244,872.85
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$18,963.45
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$293,847.42
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,473,986.30

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2005-8.
1. Excess Spread:	$7,865,003.35
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$244,872.85
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$18,963.45
10. Applied to unpaid Monthly Servicing Fee:	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$293,847.42
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,473,986.30
O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.5566%
b. Prior Monthly Period:	2.2058%
c. Second Prior Monthly Period:	2.2672%
2. Three Month Average Base Rate:	2.3432%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	19.3439%
b. Prior Monthly Period:	17.8977%
c. Second Prior Monthly Period:	18.4740%
4. Three Month Average Series Adjusted Portfolio Yield:	18.5719%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2006-1 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,287,557,121.87	1,000,000,000.00	287,557,121.87
Beginning Adjusted Invested Amount	N/A	1,000,000,000.00	N/A
Floating Allocation Percentage	N/A	77.6665%	22.3335%
Principal Allocation Percentage	N/A	77.6665%	22.3335%
Collections of Finance Charge Receivables	28,198,025.78	21,900,407.60	6,297,618.18
Collections of Principal Receivables	325,248,721.35	252,609,158.71	72,639,562.64
Defaulted Amount	8,407,674.22	6,529,942.69	1,877,731.53
Ending Invested Amount / Transferor Amount	1,242,385,923.65	1,000,000,000.00	242,385,923.65

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	February 12, 2010	February 12, 2010	February 12, 2010
Coupon February 16, 2010 — March 14, 2010	0.2619%	0.3719%	0.5119%
Monthly Interest Due	164,002.35	20,918.25	34,551.90	219,472.50
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	164,002.35	20,918.25	34,551.90	219,472.50
Investor Default Amount	5,452,502.15	489,745.70	587,694.84	6,529,942.69
Investor Monthly Fees Due	1,391,666.67	125,000.00	150,000.00	1,666,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	7,008,171.17	635,663.95	772,246.74	8,416,081.86

Reallocated Investor Finance Charge Collections				21,364,054.46
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.3373%
Base Rate				2.5498%
Excess Spread Percentage				15.5376%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	835,000,000.00	75,000,000.00	90,000,000.00	1,000,000,000.00
Distributions of Interest	164,002.35	20,918.25	34,551.90	219,472.50
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	164,002.35	20,918.25	34,551.90	219,472.50
Ending Certificates Balance	835,000,000.00	75,000,000.00	90,000,000.00	1,000,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.20

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.20
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.28
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.28
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$12,982,524.49
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$34,551.90
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$12,947,972.59
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00
J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$17,838,985.47
a. Class A Monthly Interest:	$164,002.35
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$5,452,502.15
e. Excess Spread:	$12,222,480.97
2. Class B Available Funds:	$1,602,304.08
a. Class B Monthly Interest:	$20,918.25
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,581,385.83
3. Collateral Available Funds:	$1,922,764.90
a. Excess Spread:	$1,922,764.90
4. Total Excess Spread:	$15,726,631.70
K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	77.6665%
2. Series 2006-1 Allocable Principal Collections:	$325,248,721.35
3. Principal Allocation Percentage of Series 2006-1 Allocable Principal Collections:	$252,609,158.71

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$252,609,158.71
6. Shared Principal Collections from other Series allocated to Series 2006-1:	$0.00
7. Other amounts treated as Available Principal Collections:	$6,529,942.69
8. Available Principal Collections (total of items 5., 6. & 7.):	$259,139,101.40
L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$90,000,000.00
2. Required Collateral Invested Amount:	$90,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$259,139,101.40
M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2006-1.
1. Excess Spread:	$15,726,631.70
2. Excess Finance Charge Collections:	$0.00

3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$489,745.70
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$34,551.90
9. Applied to unpaid Monthly Servicing Fee:	$1,666,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$587,694.84
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$12,947,972.59
N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2006-1.
1. Excess Spread:	$15,726,631.70
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$489,745.70
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$34,551.90
10. Applied to unpaid Monthly Servicing Fee:	$1,666,666.67
11. Collateral Default Amount treated as Available Principal Collections:	$587,694.84
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$12,947,972.59
O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.5498%
b. Prior Monthly Period:	2.1990%
c. Second Prior Monthly Period:	2.2603%
2. Three Month Average Base Rate:	2.3364%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	19.3373%
b. Prior Monthly Period:	17.8909%
c. Second Prior Monthly Period:	18.4670%
4. Three Month Average Series Adjusted Portfolio Yield:	18.5651%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2006-2 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	643,778,560.94	500,000,000.00	143,778,560.94
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	77.6665%	22.3335%
Principal Allocation Percentage	N/A	77.6665%	22.3335%
Collections of Finance Charge Receivables	14,099,012.89	10,950,203.80	3,148,809.09
Collections of Principal Receivables	162,624,360.68	126,304,579.36	36,319,781.32
Defaulted Amount	4,203,837.11	3,264,971.35	938,865.76
Ending Invested Amount / Transferor Amount	621,192,961.83	500,000,000.00	121,192,961.83

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	NA	NA	NA
Coupon February 16, 2010 — March 14, 2010	5.3500%	5.5500%	5.6500%
Monthly Interest Due	1,950,520.83	127,187.50	164,791.67	2,242,500.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,950,520.83	127,187.50	164,791.67	2,242,500.00
Investor Default Amount	2,856,849.94	179,573.42	228,547.99	3,264,971.35
Investor Monthly Fees Due	729,166.67	45,833.33	58,333.33	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,536,537.44	352,594.25	451,672.99	6,340,804.68

Reallocated Investor Finance Charge Collections				10,950,203.80
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00

Series Adjusted Portfolio Yield	20.0365%
Base Rate	8.3161%
Excess Spread Percentage	11.0626%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	437,500,000.00	27,500,000.00	35,000,000.00	500,000,000.00
Distributions of Interest	1,950,520.83	127,187.50	164,791.67	2,242,500.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,950,520.83	127,187.50	164,791.67	2,242,500.00
Ending Certificates Balance	437,500,000.00	27,500,000.00	35,000,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$4.46
2. The amount of the distribution in respect of Class A Monthly Interest:	$4.46
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$4.63
2. The amount of the distribution in respect of Class B Monthly Interest:	$4.63
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$4,774,190.80
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$164,791.67
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$4,609,399.13
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00
J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$9,581,428.33
a. Class A Monthly Interest:	$1,950,520.83
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,856,849.94
e. Excess Spread:	$4,774,057.56
2. Class B Available Funds:	$602,261.21
a. Class B Monthly Interest:	$127,187.50
b. Class B Outstanding Monthly Interest:	$0.00

c. Class B Additional Interest:	$0.00
d. Excess Spread:	$475,073.71
3. Collateral Available Funds:	$766,514.27
a. Excess Spread:	$766,514.27
4. Total Excess Spread:	$6,015,645.54
K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	77.6665%
2. Series 2006-2 Allocable Principal Collections:	$162,624,360.68
3. Principal Allocation Percentage of Series 2006-2 Allocable Principal Collections:	$126,304,579.36
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$126,304,579.36
6. Shared Principal Collections from other Series allocated to Series 2006-2:	$0.00
7. Other amounts treated as Available Principal Collections:	$3,264,971.35
8. Available Principal Collections (total of items 5., 6. & 7.):	$129,569,550.71
L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$35,000,000.00
2. Required Collateral Invested Amount:	$35,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$129,569,550.71
M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2006-2.
1. Excess Spread:	$6,015,645.54
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$179,573.42
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$164,791.67
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$228,547.99
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$4,609,399.13
N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-I Allocated to Series 2006-2.
1. Excess Spread:	$6,015,645.54
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-I	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$179,573.42
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$164,791.67
10. Applied to unpaid Monthly Servicing Fee:	$833,333.33

11. Collateral Default Amount treated as Available Principal Collections:	$228,547.99
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$4,609,399.13
O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	8.3161%
b. Prior Monthly Period:	7.0167%
c. Second Prior Monthly Period:	7.2431%
2. Three Month Average Base Rate:	7.5253%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	20.0365%
b. Prior Monthly Period:	18.6159%
c. Second Prior Monthly Period:	19.2575%
4. Three Month Average Series Adjusted Portfolio Yield:	19.3033%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2006-3 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	772,534,273.12	600,000,000.00	172,534,273.12
Beginning Adjusted Invested Amount	N/A	600,000,000.00	N/A
Floating Allocation Percentage	N/A	77.6665%	22.3335%
Principal Allocation Percentage	N/A	77.6665%	22.3335%
Collections of Finance Charge Receivables	16,918,815.47	13,140,244.56	3,778,570.91
Collections of Principal Receivables	195,149,232.81	151,565,495.23	43,583,737.58
Defaulted Amount	5,044,604.53	3,917,965.61	1,126,638.92
Ending Invested Amount / Transferor Amount	745,431,554.19	600,000,000.00	145,431,554.19

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	February 12, 2010	February 12, 2010	February 12, 2010
Coupon February 16, 2010 — March 14, 2010	0.2519%	0.3519%	0.5119%
Monthly Interest Due	94,643.91	11,875.95	20,731.14	127,251.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	94,643.91	11,875.95	20,731.14	127,251.00
Investor Default Amount	3,271,501.29	293,847.42	352,616.90	3,917,965.61
Investor Monthly Fees Due	835,000.00	75,000.00	90,000.00	1,000,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,201,145.20	380,723.37	463,348.04	5,045,216.61

Reallocated Investor Finance Charge Collections				12,814,000.17
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.3277%
Base Rate				2.5398%
Excess Spread Percentage				15.5376%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00
Distributions of Interest	94,643.91	11,875.95	20,731.14	127,251.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	94,643.91	11,875.95	20,731.14	127,251.00
Ending Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.19
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.19
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.26
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.26
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$7,789,514.70
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$20,731.14
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,768,783.56
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$10,699,690.14
a. Class A Monthly Interest:	$94,643.91
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,271,501.29
e. Excess Spread:	$7,333,544.94
2. Class B Available Funds:	$961,050.01
a. Class B Monthly Interest:	$11,875.95
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$949,174.06
3. Collateral Available Funds:	$1,153,260.02
a. Excess Spread:	$1,153,260.02
4. Total Excess Spread:	$9,435,979.02
K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	77.6665%
2. Series 2006-3 Allocable Principal Collections:	$195,149,232.81
3. Principal Allocation Percentage of Series 2006-3 Allocable Principal Collections:	$151,565,495.23
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$151,565,495.23
6. Shared Principal Collections from other Series allocated to Series 2006-3:	$0.00
7. Other amounts treated as Available Principal Collections:	$3,917,965.61
8. Available Principal Collections (total of items 5., 6. & 7.):	$155,483,460.84

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$54,000,000.00
2. Required Collateral Invested Amount:	$54,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$155,483,460.84
M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2006-3.
1. Excess Spread:	$9,435,979.02
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$293,847.42
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$20,731.14
9. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00
10. Collateral Default Amount treated as Available Principal Collections:	$352,616.90
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,768,783.56

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2006-3.
1. Excess Spread:	$9,435,979.02
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$293,847.42
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$20,731.14
10. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00
11. Collateral Default Amount treated as Available Principal Collections:	$352,616.90
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,768,783.56
O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.5398%
b. Prior Monthly Period:	2.1890%
c. Second Prior Monthly Period:	2.2503%
2. Three Month Average Base Rate:	2.3264%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	19.3277%
b. Prior Monthly Period:	17.8809%
c. Second Prior Monthly Period:	18.4566%
4. Three Month Average Series Adjusted Portfolio Yield:	18.5551%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2006-B Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	901,289,985.31	700,000,000.00	201,289,985.31
Beginning Adjusted Invested Amount	N/A	700,000,000.00	N/A
Floating Allocation Percentage	N/A	77.6665%	22.3335%
Principal Allocation Percentage	N/A	77.6665%	22.3335%
Collections of Finance Charge Receivables	19,738,618.05	15,330,285.32	4,408,332.73
Collections of Principal Receivables	227,674,104.95	176,826,411.10	50,847,693.85
Defaulted Amount	5,885,371.96	4,570,959.89	1,314,412.07
Ending Invested Amount / Transferor Amount	869,670,146.56	700,000,000.00	169,670,146.56

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	February 12, 2010	February 12, 2010	February 12, 2010
Coupon February 16, 2010 — March 14, 2010	0.2719%	0.3819%	0.5219%
Monthly Interest Due	119,185.40	15,036.53	24,658.83	158,880.76
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	119,185.40	15,036.53	24,658.83	158,880.76
Investor Default Amount	3,816,751.51	342,821.99	411,386.39	4,570,959.89
Investor Monthly Fees Due	974,166.67	87,500.00	105,000.00	1,166,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,910,103.58	445,358.52	541,045.22	5,896,507.32

Reallocated Investor Finance Charge Collections				14,960,088.14
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.3471%
Base Rate				2.5599%
Excess Spread Percentage				15.5376%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	584,500,000.00	52,500,000.00	63,000,000.00	700,000,000.00
Distributions of Interest	119,185.40	15,036.53	24,658.83	158,880.76
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	119,185.40	15,036.53	24,658.83	158,880.76
Ending Certificates Balance	584,500,000.00	52,500,000.00	63,000,000.00	700,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.20

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.20
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.29
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.29
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$9,088,239.65
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$24,658.83
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$9,063,580.82
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00
J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$12,491,673.60
a. Class A Monthly Interest:	$119,185.40
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,816,751.51
e. Excess Spread:	$8,555,736.69
2. Class B Available Funds:	$1,122,006.61
a. Class B Monthly Interest:	$15,036.53
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,106,970.08
3. Collateral Available Funds:	$1,346,407.93
a. Excess Spread:	$1,346,407.93
4. Total Excess Spread:	$11,009,114.70
K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	77.6665%
2. Series 2006-B Allocable Principal Collections:	$227,674,104.95
3. Principal Allocation Percentage of Series 2006-B Allocable Principal Collections:	$176,826,411.10

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$176,826,411.10
6. Shared Principal Collections from other Series allocated to Series 2006-B:	$0.00
7. Other amounts treated as Available Principal Collections:	$4,570,959.89
8. Available Principal Collections (total of items 5., 6. & 7.):	$181,397,370.99
L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$63,000,000.00
2. Required Collateral Invested Amount:	$63,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$181,397,370.99
M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2006-B.
1. Excess Spread:	$11,009,114.70
2. Excess Finance Charge Collections:	$0.00

3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$342,821.99
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$24,658.83
9. Applied to unpaid Monthly Servicing Fee:	$1,166,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$411,386.39
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$9,063,580.82
N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2006-B.
1. Excess Spread:	$11,009,114.70
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$342,821.99
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$24,658.83
10. Applied to unpaid Monthly Servicing Fee:	$1,166,666.67
11. Collateral Default Amount treated as Available Principal Collections:	$411,386.39
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$9,063,580.82
O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.5599%
b. Prior Monthly Period:	2.2091%
c. Second Prior Monthly Period:	2.2705%
2. Three Month Average Base Rate:	2.3465%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	19.3471%
b. Prior Monthly Period:	17.9010%
c. Second Prior Monthly Period:	18.4774%
4. Three Month Average Series Adjusted Portfolio Yield:	18.5752%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	643,778,560.94	500,000,000.00	143,778,560.94
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	77.6665%	22.3335%
Principal Allocation Percentage	N/A	77.6665%	22.3335%
Collections of Finance Charge Receivables	14,099,012.89	10,950,203.80	3,148,809.09
Collections of Principal Receivables	162,624,360.68	126,304,579.36	36,319,781.32
Defaulted Amount	4,203,837.11	3,264,971.35	938,865.76
Ending Invested Amount / Transferor Amount	621,192,961.83	500,000,000.00	121,192,961.83

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	February 12, 2010	February 12, 2010	February 12, 2010
Coupon February 16, 2010 — March 14, 2010	0.2519%	0.3419%	0.5019%
Monthly Interest Due	83,120.40	7,051.28	12,233.33	102,405.01
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	83,120.40	7,051.28	12,233.33	102,405.01
Investor Default Amount	2,873,174.79	179,573.42	212,223.14	3,264,971.35
Investor Monthly Fees Due	733,333.33	45,833.33	54,166.67	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,689,628.52	232,458.03	278,623.14	4,200,709.69

Reallocated Investor Finance Charge Collections				10,674,695.99
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00

Series Adjusted Portfolio Yield	19.3182%
Base Rate	2.5300%
Excess Spread Percentage	15.5376%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00
Distributions of Interest	83,120.40	7,051.28	12,233.33	102,405.01
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	83,120.40	7,051.28	12,233.33	102,405.01
Ending Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.19
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.19
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.26
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.26
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$6,486,219.63
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$12,233.33
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,473,986.30
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00
J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$9,393,732.47
a. Class A Monthly Interest:	$83,120.40
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,873,174.79
e. Excess Spread:	$6,437,437.28
2. Class B Available Funds:	$587,108.28
a. Class B Monthly Interest:	$7,051.28
b. Class B Outstanding Monthly Interest:	$0.00

c. Class B Additional Interest:	$0.00
d. Excess Spread:	$580,057.00
3. Collateral Available Funds:	$693,855.24
a. Excess Spread:	$693,855.24
4. Total Excess Spread:	$7,711,349.52
K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	77.6665%
2. Series 2007-1 Allocable Principal Collections:	$162,624,360.68
3. Principal Allocation Percentage of Series 2007-1 Allocable Principal Collections:	$126,304,579.36
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$126,304,579.36
6. Shared Principal Collections from other Series allocated to Series 2007-1:	$0.00
7. Other amounts treated as Available Principal Collections:	$3,264,971.35
8. Available Principal Collections (total of items 5., 6. & 7.):	$129,569,550.71
L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$32,500,000.00
2. Required Collateral Invested Amount:	$32,500,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$129,569,550.71
M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-1.
1. Excess Spread:	$7,711,349.52
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$179,573.42
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$12,233.33
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$212,223.14
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,473,986.30
N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-1.
1. Excess Spread:	$7,711,349.52
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$179,573.42
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$12,233.33
10. Applied to unpaid Monthly Servicing Fee:	$833,333.33

11. Collateral Default Amount treated as Available Principal Collections:	$212,223.14
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,473,986.30
O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.5300%
b. Prior Monthly Period:	2.1792%
c. Second Prior Monthly Period:	2.2405%
2. Three Month Average Base Rate:	2.3165%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	19.3182%
b. Prior Monthly Period:	17.8710%
c. Second Prior Monthly Period:	18.4465%
4. Three Month Average Series Adjusted Portfolio Yield:	18.5452%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-2 Certificates

		Total Investor	Transferors’
A. Investor/Transferor Allocations	Series Allocations	Interest	Interest
Beginning Invested Amount/Transferor Amount	643,778,560.94	500,000,000.00	143,778,560.94
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	77.6665%	22.3335%
Principal Allocation Percentage	N/A	77.6665%	22.3335%
Collections of Finance Charge Receivables	14,099,012.89	10,950,203.80	3,148,809.09
Collections of Principal Receivables	162,624,360.68	126,304,579.36	36,319,781.32
Defaulted Amount	4,203,837.11	3,264,971.35	938,865.76
Ending Invested Amount / Transferor Amount	621,192,961.83	500,000,000.00	121,192,961.83

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	February 12, 2010	February 12, 2010	February 12, 2010
Coupon February 16, 2010 — March 14, 2010	0.2819%	0.4119%	0.5819%
Monthly Interest Due	93,020.40	8,495.03	14,183.33	115,698.76
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	93,020.40	8,495.03	14,183.33	115,698.76
Investor Default Amount	2,873,174.79	179,573.42	212,223.14	3,264,971.35
Investor Monthly Fees Due	733,333.33	45,833.33	54,166.67	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,699,528.52	233,901.78	280,573.14	4,214,003.44

Reallocated Investor Finance Charge Collections				10,687,989.74
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.3529%
Base Rate				2.5659%
Excess Spread Percentage				15.5376%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00
Distributions of Interest	93,020.40	8,495.03	14,183.33	115,698.76
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	93,020.40	8,495.03	14,183.33	115,698.76
Ending Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.21
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.21
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.31
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.31
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$6,488,169.63
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$14,183.33
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,473,986.30
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$9,405,430.97
a. Class A Monthly Interest:	$93,020.40
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,873,174.79
e. Excess Spread:	$6,439,235.78
2. Class B Available Funds:	$587,839.44
a. Class B Monthly Interest:	$8,495.03
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$579,344.41
3. Collateral Available Funds:	$694,719.33
a. Excess Spread:	$694,719.33
4. Total Excess Spread:	$7,713,299.52
K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	77.6665%
2. Series 2007-2 Allocable Principal Collections:	$162,624,360.68
3. Principal Allocation Percentage of Series 2007-2 Allocable Principal Collections:	$126,304,579.36
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$126,304,579.36
6. Shared Principal Collections from other Series allocated to Series 2007-2:	$0.00
7. Other amounts treated as Available Principal Collections:	$3,264,971.35
8. Available Principal Collections (total of items 5., 6. & 7.):	$129,569,550.71

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$32,500,000.00
2. Required Collateral Invested Amount:	$32,500,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$129,569,550.71
M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-2.
1. Excess Spread:	$7,713,299.52
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$179,573.42
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$14,183.33
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$212,223.14
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,473,986.30

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-2.
1. Excess Spread:	$7,713,299.52
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$179,573.42
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$14,183.33
10. Applied to unpaid Monthly Servicing Fee:	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$212,223.14
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,473,986.30
O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.5659%
b. Prior Monthly Period:	2.2151%
c. Second Prior Monthly Period:	2.2764%
2. Three Month Average Base Rate:	2.3525%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	19.3529%
b. Prior Monthly Period:	17.9070%
c. Second Prior Monthly Period:	18.4836%
4. Three Month Average Series Adjusted Portfolio Yield:	18.5812%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-3 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	772,534,273.12	600,000,000.00	172,534,273.12
Beginning Adjusted Invested Amount	N/A	600,000,000.00	N/A
Floating Allocation Percentage	N/A	77.6665%	22.3335%
Principal Allocation Percentage	N/A	77.6665%	22.3335%
Collections of Finance Charge Receivables	16,918,815.47	13,140,402.97	3,778,570.91
Collections of Principal Receivables	195,149,232.81	151,565,495.23	43,583,737.58
Defaulted Amount	5,044,604.53	3,917,965.61	1,126,638.92
Ending Invested Amount / Transferor Amount	745,431,554.19	600,000,000.00	145,431,554.19

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	2,640,000.00	0.00	0.00	2,640,000.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	2,640,000.00	0.00	0.00	2,640,000.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	2,640,000.00	0.00	0.00	2,640,000.00

LIBOR Determination Date	February 12, 2010	February 12, 2010	February 12, 2010
Coupon February 16, 2010 — March 14, 2010	0.2319%	0.3219%	0.4819%
Monthly Interest Due	91,824.48	7,966.53	14,094.99	113,886.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	91,824.48	7,966.53	14,094.99	113,886.00
Investor Default Amount	3,447,809.74	215,488.11	254,667.76	3,917,965.61
Investor Monthly Fees Due	880,000.00	55,000.00	65,000.00	1,000,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,419,634.22	278,454.64	333,762.75	5,031,851.61

Reallocated Investor Finance Charge Collections				12,800,635.17
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				158.41
Series Adjusted Portfolio Yield				19.2990%
Base Rate				2.5097%
Excess Spread Percentage				15.5379%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	528,000,000.00	33,000,000.00	39,000,000.00	600,000,000.00
Distributions of Interest	91,824.48	7,966.53	14,094.99	113,886.00
Deposits to the Principal Funding Account	528,000,000.00	33,000,000.00	0.00	561,000,000.00
Distributions of Principal	528,000,000.00	33,000,000.00	39,000,000.00	600,000,000.00
Total Distributions	528,091,824.48	33,007,966.53	39,014,094.99	600,113,886.00
Ending Certificates Balance	0.00	0.00	0.00	0.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$1,000.17
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.17
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$1,000.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$1,000.24
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.24
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$1,000.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$46,783,036.96
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$14,094.99
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$39,000,000.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,768,941.97
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00
J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$11,264,698.35
a. Class A Monthly Interest:	$91,824.48
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,447,809.74
e. Excess Spread:	$7,725,064.13
2. Class B Available Funds:	$704,043.65
a. Class B Monthly Interest:	$7,966.53
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$696,077.12
3. Collateral Available Funds:	$832,051.58
a. Excess Spread:	$832,051.58
4. Total Excess Spread:	$9,253,192.83
K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	77.6665%
2. Series 2007-3 Allocable Principal Collections:	$195,149,232.81

3. Principal Allocation Percentage of Series 2007-3 Allocable Principal Collections:	$151,565,495.23
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$151,565,495.23
6. Shared Principal Collections from other Series allocated to Series 2007-3:	$444,516,539.16
7. Other amounts treated as Available Principal Collections:	$3,917,965.61
8. Available Principal Collections (total of items 5., 6. & 7.):	$600,000,000.00
L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	N/A
2. Required Collateral Invested Amount:	N/A
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	N/A
4. Treated as Shared Principal Collections:	N/A
M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$561,000,000.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$39,000,000.00
3. Distribution of Principal:	$600,000,000.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-3.
1. Excess Spread:	$9,253,192.83
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$215,488.11
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$14,094.99
9. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00
10. Collateral Default Amount treated as Available Principal Collections:	$254,667.76
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,768,941.97
N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-3.
1. Excess Spread:	$9,253,192.83
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$215,488.11
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$14,094.99
10. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00
11. Collateral Default Amount treated as Available Principal Collections:	$254,667.76
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,768,941.97
O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.5097%
b. Prior Monthly Period:	2.1589%
c. Second Prior Monthly Period:	2.2202%
2. Three Month Average Base Rate:	2.2963%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	19.2990%
b. Prior Monthly Period:	17.8511%
c. Second Prior Monthly Period:	18.4259%
4. Three Month Average Series Adjusted Portfolio Yield:	18.5253%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-4 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,030,045,697.50	800,000,000.00	230,045,697.50
Beginning Adjusted Invested Amount	N/A	800,000,000.00	N/A
Floating Allocation Percentage	N/A	77.6665%	22.3335%
Principal Allocation Percentage	N/A	77.6665%	22.3335%
Collections of Finance Charge Receivables	22,558,420.62	17,520,537.29	5,038,094.54
Collections of Principal Receivables	260,198,977.08	202,087,326.97	58,111,650.11
Defaulted Amount	6,726,139.38	5,223,954.16	1,502,185.22
Ending Invested Amount / Transferor Amount	993,908,738.92	800,000,000.00	193,908,738.92

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	3,520,000.00	0.00	0.00	3,520,000.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	3,520,000.00	0.00	0.00	3,520,000.00
Required Reserve Account Amount	3,520,000.00	0.00	0.00	3,520,000.00

LIBOR Determination Date	February 12, 2010	February 12, 2010	February 12, 2010
Coupon February 16, 2010 — March 14, 2010	0.2219%	0.3219%	0.4919%
Monthly Interest Due	117,152.64	10,622.04	19,183.32	146,958.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	117,152.64	10,622.04	19,183.32	146,958.00
Investor Default Amount	4,597,079.66	287,317.48	339,557.02	5,223,954.16
Investor Monthly Fees Due	1,173,333.33	73,333.33	86,666.67	1,333,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00

Total Due	5,887,565.63	371,272.85	445,407.01	6,704,245.49

Reallocated Investor Finance Charge Collections				17,062,623.57
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				211.21
Series Adjusted Portfolio Yield				19.2910%
Base Rate				2.5014%
Excess Spread Percentage				15.5379%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	704,000,000.00	44,000,000.00	52,000,000.00	800,000,000.00
Distributions of Interest	117,152.64	10,622.04	19,183.32	146,958.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	117,152.64	10,622.04	19,183.32	146,958.00
Ending Certificates Balance	704,000,000.00	44,000,000.00	52,000,000.00	800,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.17
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.17
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.24
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.24
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$10,377,772.61
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$19,183.32
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$10,358,589.29
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00
J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$15,015,294.61
a. Class A Monthly Interest:	$117,152.64
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$4,597,079.66
e. Excess Spread:	$10,301,062.31

2. Class B Available Funds:	$938,455.91
a. Class B Monthly Interest:	$10,622.04
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$927,833.87
3. Collateral Available Funds:	$1,109,084.26
a. Excess Spread:	$1,109,084.26
4. Total Excess Spread:	$12,337,980.44
K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	77.6665%
2. Series 2007-4 Allocable Principal Collections:	$260,198,977.08
3. Principal Allocation Percentage of Series 2007-4 Allocable Principal Collections:	$202,087,326.97
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$202,087,326.97
6. Shared Principal Collections from other Series allocated to Series 2007-4:	$0.00
7. Other amounts treated as Available Principal Collections:	$5,223,954.16
8. Available Principal Collections (total of items 5., 6. & 7.):	$207,311,281.13
L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$52,000,000.00
2. Required Collateral Invested Amount:	$52,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$207,311,281.13

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-4.
1. Excess Spread:	$12,337,980.44
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$287,317.48
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$19,183.32
9. Applied to unpaid Monthly Servicing Fee:	$1,333,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$339,557.02
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$10,358,589.29
N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-4.
1. Excess Spread:	$12,337,980.44
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$287,317.48

8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$19,183.32
10. Applied to unpaid Monthly Servicing Fee:	$1,333,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$339,557.02
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$10,358,589.29
O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.5014%
b. Prior Monthly Period:	2.1506%
c. Second Prior Monthly Period:	2.2120%
2. Three Month Average Base Rate:	2.2880%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	19.2910%
b. Prior Monthly Period:	17.8425%
c. Second Prior Monthly Period:	18.4170%
4. Three Month Average Series Adjusted Portfolio Yield:	18.5168%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-5 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	643,778,560.94	500,000,000.00	143,778,560.94
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	77.6665%	22.3335%
Principal Allocation Percentage	N/A	77.6665%	22.3335%
Collections of Finance Charge Receivables	14,099,012.89	10,950,203.80	3,148,809.09
Collections of Principal Receivables	162,624,360.68	126,304,579.36	36,319,781.32
Defaulted Amount	4,203,837.11	3,264,971.35	938,865.76
Ending Invested Amount / Transferor Amount	621,192,961.83	500,000,000.00	121,192,961.83

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	February 12, 2010	February 12, 2010	February 12, 2010
Coupon February 16, 2010 — March 14, 2010	0.2619%	0.3819%	0.5819%
Monthly Interest Due	86,420.40	7,876.28	14,183.33	108,480.01
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	86,420.40	7,876.28	14,183.33	108,480.01
Investor Default Amount	2,873,174.79	179,573.42	212,223.14	3,264,971.35
Investor Monthly Fees Due	733,333.33	45,833.33	54,166.67	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,692,928.52	233,283.03	280,573.14	4,206,784.69

Reallocated Investor Finance Charge Collections				10,680,770.99
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.3340%
Base Rate				2.5464%
Excess Spread Percentage				15.5376%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00
Distributions of Interest	86,420.40	7,876.28	14,183.33	108,480.01
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	86,420.40	7,876.28	14,183.33	108,480.01
Ending Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.20
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.20
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.29
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.29
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$6,488,169.62
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$14,183.33
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,473,986.29
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00
J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$9,399,078.47
a. Class A Monthly Interest:	$86,420.40
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,873,174.79
e. Excess Spread:	$6,439,483.28
2. Class B Available Funds:	$587,442.40
a. Class B Monthly Interest:	$7,876.28
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$579,566.12
3. Collateral Available Funds:	$694,250.11
a. Excess Spread:	$694,250.11
4. Total Excess Spread:	$7,713,299.51
K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	77.6665%
2. Series 2007-5 Allocable Principal Collections:	$162,624,360.68
3. Principal Allocation Percentage of Series 2007-5 Allocable Principal Collections:	$126,304,579.36
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$126,304,579.36
6. Shared Principal Collections from other Series allocated to Series 2007-5:	$0.00

7. Other amounts treated as Available Principal Collections:	$3,264,971.35
8. Available Principal Collections (total of items 5., 6. & 7.):	$129,569,550.71
L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$32,500,000.00
2. Required Collateral Invested Amount:	$32,500,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$129,569,550.71
M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-5.
1. Excess Spread:	$7,713,299.51
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$179,573.42
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$14,183.33
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33

10. Collateral Default Amount treated as Available Principal Collections:	$212,223.14
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,473,986.29
N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-5.
1. Excess Spread:	$7,713,299.51
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$179,573.42
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$14,183.33
10. Applied to unpaid Monthly Servicing Fee:	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$212,223.14
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,473,986.29
O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.5464%
b. Prior Monthly Period:	2.1956%
c. Second Prior Monthly Period:	2.2569%
2. Three Month Average Base Rate:	2.3330%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	19.3340%
b. Prior Monthly Period:	17.8875%
c. Second Prior Monthly Period:	18.4635%
4. Three Month Average Series Adjusted Portfolio Yield:	18.5617%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-6 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,287,557,121.87	1,000,000,000.00	287,557,121.87
Beginning Adjusted Invested Amount	N/A	1,000,000,000.00	N/A
Floating Allocation Percentage	N/A	77.6665%	22.3335%
Principal Allocation Percentage	N/A	77.6665%	22.3335%
Collections of Finance Charge Receivables	28,198,025.78	21,900,407.60	6,297,618.18
Collections of Principal Receivables	325,248,721.35	252,609,158.71	72,639,562.64
Defaulted Amount	8,407,674.22	6,529,942.69	1,877,731.53
Ending Invested Amount / Transferor Amount	1,242,385,923.65	1,000,000,000.00	242,385,923.65

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	4,400,000.00	0.00	0.00	4,400,000.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	4,400,000.00	0.00	0.00	4,400,000.00
Required Reserve Account Amount	4,400,000.00	0.00	0.00	4,400,000.00

LIBOR Determination Date	February 12, 2010	February 12, 2010	February 12, 2010
Coupon February 16, 2010 — March 14, 2010	0.2319%	0.3319%	0.5119%
Monthly Interest Due	153,040.80	13,690.05	24,954.15	191,685.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	153,040.80	13,690.05	24,954.15	191,685.00
Investor Default Amount	5,746,349.57	359,146.85	424,446.27	6,529,942.69
Investor Monthly Fees Due	1,466,666.67	91,666.67	108,333.33	1,666,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	7,366,057.04	464,503.57	557,733.75	8,388,294.36

Reallocated Investor Finance Charge Collections				21,336,266.96
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.3011%
Base Rate				2.5122%
Excess Spread Percentage				15.5376%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	880,000,000.00	55,000,000.00	65,000,000.00	1,000,000,000.00
Distributions of Interest	153,040.80	13,690.05	24,954.15	191,685.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	153,040.80	13,690.05	24,954.15	191,685.00
Ending Certificates Balance	880,000,000.00	55,000,000.00	65,000,000.00	1,000,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.17
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.17
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.25
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.25

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$8,572,926.74
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$24,954.15

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$8,547,972.59
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00
J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$18,775,914.92
a. Class A Monthly Interest:	$153,040.80
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$5,746,349.57
e. Excess Spread:	$12,876,524.55
2. Class B Available Funds:	$1,173,494.68
a. Class B Monthly Interest:	$13,690.05
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,159,804.63
3. Collateral Available Funds:	$1,386,857.35
a. Excess Spread:	$1,386,857.35
4. Total Excess Spread:	$15,423,186.53
K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	77.6665%
2. Series 2007-6 Allocable Principal Collections:	$325,248,721.35
3. Principal Allocation Percentage of Series 2007-6 Allocable Principal Collections:	$252,609,158.71
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$252,609,158.71
6. Shared Principal Collections from other Series allocated to Series 2007-6:	$0.00
7. Other amounts treated as Available Principal Collections:	$6,529,942.69
8. Available Principal Collections (total of items 5., 6. & 7.):	$259,139,101.40
L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$65,000,000.00
2. Required Collateral Invested Amount:	$65,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$259,139,101.40
M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-6. 1. Excess Spread:	$15,423,186.53
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$359,146.85
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$24,954.15
9. Applied to unpaid Monthly Servicing Fee:	$1,666,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$424,446.27
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$4,400,000.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$8,547,972.59
N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-6.
1. Excess Spread:	$15,423,186.53
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$359,146.85
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$24,954.15
10. Applied to unpaid Monthly Servicing Fee:	$1,666,666.67
11. Collateral Default Amount treated as Available Principal Collections:	$424,446.27
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$4,400,000.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$8,547,972.59
O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.5122%
b. Prior Monthly Period:	2.1614%
c. Second Prior Monthly Period:	2.2228%
2. Three Month Average Base Rate:	2.2988%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	19.3011%
b. Prior Monthly Period:	17.8533%
c. Second Prior Monthly Period:	18.4281%
4. Three Month Average Series Adjusted Portfolio Yield:	18.5275%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-7 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,158,801,409.68	900,000,000.00	258,801,409.68
Beginning Adjusted Invested Amount	N/A	900,000,000.00	N/A
Floating Allocation Percentage	N/A	77.6665%	22.3335%
Principal Allocation Percentage	N/A	77.6665%	22.3335%
Collections of Finance Charge Receivables	25,378,223.20	19,710,366.84	5,667,856.36
Collections of Principal Receivables	292,723,849.22	227,348,242.85	65,375,606.37
Defaulted Amount	7,566,906.80	5,876,948.43	1,689,958.37

Ending Invested Amount / Transferor Amount	1,118,147,331.29	900,000,000.00	218,147,331.29

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	February 12, 2010	February 12, 2010	February 12, 2010
Coupon February 16, 2010 — March 14, 2010	0.2719%	0.4019%	0.6219%
Monthly Interest Due	161,496.72	14,919.80	27,284.99	203,701.51
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00

Total Interest Due	161,496.72	14,919.80	27,284.99	203,701.51
Investor Default Amount	5,171,714.62	323,232.16	382,001.65	5,876,948.43
Investor Monthly Fees Due	1,320,000.00	82,500.00	97,500.00	1,500,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,653,211.34	420,651.96	506,786.64	7,580,649.94

Reallocated Investor Finance Charge Collections				19,233,825.28
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.3463%
Base Rate				2.5591%
Excess Spread Percentage				15.5376%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	792,000,000.00	49,500,000.00	58,500,000.00	900,000,000.00
Distributions of Interest	161,496.72	14,919.80	27,284.99	203,701.51
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	161,496.72	14,919.80	27,284.99	203,701.51
Ending Certificates Balance	792,000,000.00	49,500,000.00	58,500,000.00	900,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.20
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.20
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.30
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.30
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$11,680,460.33
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$27,284.99
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$11,653,175.34
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00
J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$16,925,766.25
a. Class A Monthly Interest:	$161,496.72

b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$5,171,714.62
e. Excess Spread:	$11,592,554.91
2. Class B Available Funds:	$1,057,860.39
a. Class B Monthly Interest:	$14,919.80
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,042,940.59
3. Collateral Available Funds:	$1,250,198.64
a. Excess Spread:	$1,250,198.64
4. Total Excess Spread:	$13,885,694.14
K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	77.6665%
2. Series 2007-7 Allocable Principal Collections:	$292,723,849.22
3. Principal Allocation Percentage of Series 2007-7 Allocable Principal Collections:	$227,348,242.85
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$227,348,242.85
6. Shared Principal Collections from other Series allocated to Series 2007-7:	$0.00
7. Other amounts treated as Available Principal Collections:	$5,876,948.43
8. Available Principal Collections (total of items 5., 6. & 7.):	$233,225,191.28
L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$58,500,000.00
2. Required Collateral Invested Amount:	$58,500,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$233,225,191.28
M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-7.
1. Excess Spread:	$13,885,694.14
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$323,232.16
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$27,284.99
9. Applied to unpaid Monthly Servicing Fee:	$1,500,000.00
10. Collateral Default Amount treated as Available Principal Collections:	$382,001.65
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$11,653,175.34
N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-7.
1. Excess Spread:	$13,885,694.14
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00

4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$323,232.16
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$27,284.99
10. Applied to unpaid Monthly Servicing Fee:	$1,500,000.00
11. Collateral Default Amount treated as Available Principal Collections:	$382,001.65
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$11,653,175.34
O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.5591%
b. Prior Monthly Period:	2.2083%
c. Second Prior Monthly Period:	2.2696%
2. Three Month Average Base Rate:	2.3456%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	19.3463%
b. Prior Monthly Period:	17.9001%
c. Second Prior Monthly Period:	18.4766%
4. Three Month Average Series Adjusted Portfolio Yield:	18.5743%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-8 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,545,068,546.25	1,200,000,000.00	345,068,546.25
Beginning Adjusted Invested Amount	N/A	1,200,000,000.00	N/A
Floating Allocation Percentage	N/A	77.6665%	22.3335%
Principal Allocation Percentage	N/A	77.6665%	22.3335%
Collections of Finance Charge Receivables	33,837,630.94	26,280,489.13	7,557,141.81
Collections of Principal Receivables	390,298,465.63	303,130,990.46	87,167,475.17
Defaulted Amount	10,089,209.07	7,835,931.24	2,253,277.83
Ending Invested Amount / Transferor Amount	1,490,863,108.38	1,200,000,000.00	290,863,108.38

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	February 12, 2010	February 12, 2010	February 12, 2010
Coupon February 16, 2010 — March 14, 2010	0.5319%	0.9319%	1.5319%
Monthly Interest Due	421,248.96	46,128.06	89,614.98	556,992.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	421,248.96	46,128.06	89,614.98	556,992.00
Investor Default Amount	6,895,619.49	430,976.22	509,335.53	7,835,931.24
Investor Monthly Fees Due	1,760,000.00	110,000.00	130,000.00	2,000,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	9,076,868.45	587,104.28	728,950.51	10,392,923.24

Reallocated Investor Finance Charge Collections				25,930,490.36
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.6563%
Base Rate				2.8806%
Excess Spread Percentage				15.5376%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,056,000,000.00	66,000,000.00	78,000,000.00	1,200,000,000.00
Distributions of Interest	421,248.96	46,128.06	89,614.98	556,992.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	421,248.96	46,128.06	89,614.98	556,992.00
Ending Certificates Balance	1,056,000,000.00	66,000,000.00	78,000,000.00	1,200,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.40
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.40
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.70
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.70
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$15,627,182.10
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$89,614.98
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$15,537,567.12

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00
J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$22,818,831.52
a. Class A Monthly Interest:	$421,248.96
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$6,895,619.49
e. Excess Spread:	$15,501,963.07
2. Class B Available Funds:	$1,426,176.97
a. Class B Monthly Interest:	$46,128.06
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,380,048.91
3. Collateral Available Funds:	$1,685,481.87
a. Excess Spread:	$1,685,481.87
4. Total Excess Spread:	$18,567,493.85
K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	77.6665%
2. Series 2007-8 Allocable Principal Collections:	$390,298,465.63
3. Principal Allocation Percentage of Series 2007-8 Allocable Principal Collections:	$303,130,990.46
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$303,130,990.46
6. Shared Principal Collections from other Series allocated to Series 2007-8:	$0.00
7. Other amounts treated as Available Principal Collections:	$7,835,931.24
8. Available Principal Collections (total of items 5., 6. & 7.):	$310,966,921.70
L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$78,000,000.00
2. Required Collateral Invested Amount:	$78,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$310,966,921.70
M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-8.
1. Excess Spread:	$18,567,493.85
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00

6. Applied to fund Class B Required Amount:	$430,976.22
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$89,614.98
9. Applied to unpaid Monthly Servicing Fee:	$2,000,000.00
10. Collateral Default Amount treated as Available Principal Collections:	$509,335.53
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$15,537,567.12
N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-8.
1. Excess Spread:	$18,567,493.85
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$430,976.22
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$89,614.98
10. Applied to unpaid Monthly Servicing Fee:	$2,000,000.00
11. Collateral Default Amount treated as Available Principal Collections:	$509,335.53
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$15,537,567.12
O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.8806%
b. Prior Monthly Period:	2.5298%
c. Second Prior Monthly Period:	2.5911%
2. Three Month Average Base Rate:	2.6672%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	19.6563%
b. Prior Monthly Period:	18.2216%
c. Second Prior Monthly Period:	18.8088%
4. Three Month Average Series Adjusted Portfolio Yield:	18.8956%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-1 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	3,701,726,725.38	2,875,000,000.00	826,726,725.38
Beginning Adjusted Invested Amount	N/A	2,875,000,000.00	N/A
Floating Allocation Percentage	N/A	77.6665%	22.3335%
Principal Allocation Percentage	N/A	77.6665%	22.3335%
Collections of Finance Charge Receivables	81,069,324.12	62,963,671.86	18,105,652.26
Collections of Principal Receivables	935,090,073.89	726,251,331.30	208,838,742.59
Defaulted Amount	24,172,063.39	18,773,585.25	5,398,478.14
Ending Invested Amount / Transferor Amount	3,571,859,530.50	2,875,000,000.00	696,859,530.50

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	February 12, 2010	February 12, 2010	February 12, 2010
Coupon February 16, 2010 — March 14, 2010	0.6819%	1.5819%	2.7319%
Monthly Interest Due	1,293,867.30	187,601.08	382,890.06	1,864,358.44
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,293,867.30	187,601.08	382,890.06	1,864,358.44
Investor Default Amount	16,520,755.02	1,032,547.19	1,220,283.04	18,773,585.25
Investor Monthly Fees Due	4,216,666.67	263,541.67	311,458.33	4,791,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	22,031,288.99	1,483,689.94	1,914,631.43	25,429,610.36

Reallocated Investor Finance Charge Collections				62,655,031.58
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.8966%
Base Rate				3.1297%
Excess Spread Percentage				15.5376%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	2,530,000,000.00	158,125,000.00	186,875,000.00	2,875,000,000.00
Distributions of Interest	1,293,867.30	187,601.08	382,890.06	1,864,358.44
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,293,867.30	187,601.08	382,890.06	1,864,358.44
Ending Certificates Balance	2,530,000,000.00	158,125,000.00	186,875,000.00	2,875,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.51
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.51
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$1.19
2. The amount of the distribution in respect of Class B Monthly Interest:	$1.19
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$37,608,311.28
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$382,890.06
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$37,225,421.22
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00
J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$55,136,427.79
a. Class A Monthly Interest:	$1,293,867.30
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$16,520,755.02
e. Excess Spread:	$37,321,805.47
2. Class B Available Funds:	$3,446,026.74
a. Class B Monthly Interest:	$187,601.08
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$3,258,425.66
3. Collateral Available Funds:	$4,072,577.05

a. Excess Spread:	$4,072,577.05
4. Total Excess Spread:	$44,652,808.18
K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	77.6665%
2. Series 2008-1 Allocable Principal Collections:	$935,090,073.89
3. Principal Allocation Percentage of Series 2008-1 Allocable Principal Collections:	$726,251,331.30
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$726,251,331.30
6. Shared Principal Collections from other Series allocated to Series 2008-1:	$0.00
7. Other amounts treated as Available Principal Collections:	$18,773,585.25
8. Available Principal Collections (total of items 5., 6. & 7.):	$745,024,916.55
L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$186,875,000.00
2. Required Collateral Invested Amount:	$186,875,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$745,024,916.55
M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-1.
1. Excess Spread:	$44,652,808.18
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$1,032,547.19
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$382,890.06
9. Applied to unpaid Monthly Servicing Fee:	$4,791,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$1,220,283.04
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$37,225,421.22
N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-1.
1. Excess Spread:	$44,652,808.18
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$1,032,547.19
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$382,890.06
10. Applied to unpaid Monthly Servicing Fee:	$4,791,666.67
11. Collateral Default Amount treated as Available Principal Collections:	$1,220,283.04
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$37,225,421.22
O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	3.1297%
b. Prior Monthly Period:	2.7789%
c. Second Prior Monthly Period:	2.8403%
2. Three Month Average Base Rate:	2.9163%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	19.8966%
b. Prior Monthly Period:	18.4708%
c. Second Prior Monthly Period:	19.0662%
4. Three Month Average Series Adjusted Portfolio Yield:	19.1445%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-2 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,755,761,818.55	1,363,638,000.00	392,123,818.55
Beginning Adjusted Invested Amount	N/A	1,363,638,000.00	N/A
Floating Allocation Percentage	N/A	77.6665%	22.3335%
Principal Allocation Percentage	N/A	77.6665%	22.3335%
Collections of Finance Charge Receivables	38,451,899.48	29,864,228.02	8,587,671.46
Collections of Principal Receivables	443,521,515.89	344,467,447.97	99,054,067.92
Defaulted Amount	11,465,024.06	8,904,478.00	2,560,546.06
Ending Invested Amount / Transferor Amount	1,694,164,656.16	1,363,638,000.00	330,526,656.16

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	February 12, 2010	February 12, 2010	February 12, 2010
Coupon February 16, 2010 — March 14, 2010	1.4919%	3.9819%	5.2319%
Monthly Interest Due	1,342,692.00	223,983.74	347,803.61	1,914,479.35
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,342,692.00	223,983.74	347,803.61	1,914,479.35
Investor Default Amount	7,835,931.24	489,752.23	578,794.53	8,904,478.00
Investor Monthly Fees Due	2,000,000.00	125,001.67	147,728.33	2,272,730.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	11,178,623.24	838,737.64	1,074,326.47	13,091,687.35

Reallocated Investor Finance Charge Collections				30,748,034.81
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				20.8814%
Base Rate				4.1510%
Excess Spread Percentage				15.5376%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,200,000,000.00	75,001,000.00	88,637,000.00	1,363,638,000.00
Distributions of Interest	1,342,692.00	223,983.74	347,803.61	1,914,479.35
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,342,692.00	223,983.74	347,803.61	1,914,479.35
Ending Certificates Balance	1,200,000,000.00	75,001,000.00	88,637,000.00	1,363,638,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.12
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.12
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$2.99
2. The amount of the distribution in respect of Class B Monthly Interest:	$2.99
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$18,004,151.06
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$347,803.61
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$17,656,347.45
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$27,058,238.16
a. Class A Monthly Interest:	$1,342,692.00
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$7,835,931.24
e. Excess Spread:	$17,879,614.92
2. Class B Available Funds:	$1,691,162.43
a. Class B Monthly Interest:	$223,983.74
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,467,178.69
3. Collateral Available Funds:	$1,998,634.21
a. Excess Spread:	$1,998,634.21
4. Total Excess Spread:	$21,345,427.82
K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	77.6665%
2. Series 2008-2 Allocable Principal Collections:	$443,521,515.89
3. Principal Allocation Percentage of Series 2008-2 Allocable Principal Collections:	$344,467,447.97
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$344,467,447.97
6. Shared Principal Collections from other Series allocated to Series 2008-2:	$0.00
7. Other amounts treated as Available Principal Collections:	$8,904,478.00
8. Available Principal Collections (total of items 5., 6. & 7.):	$353,371,925.97

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$88,637,000.00
2. Required Collateral Invested Amount:	$88,637,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$353,371,925.97
M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-2.
1. Excess Spread:	$21,345,427.82
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$489,752.23
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$347,803.61
9. Applied to unpaid Monthly Servicing Fee:	$2,272,730.00
10. Collateral Default Amount treated as Available Principal Collections:	$578,794.53
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$17,656,347.45

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-2.
1. Excess Spread:	$21,345,427.82
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$489,752.23
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$347,803.61
10. Applied to unpaid Monthly Servicing Fee:	$2,272,730.00
11. Collateral Default Amount treated as Available Principal Collections:	$578,794.53
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$17,656,347.45
O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	4.1510%
b. Prior Monthly Period:	3.8002%
c. Second Prior Monthly Period:	3.8616%
2. Three Month Average Base Rate:	3.9376%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	20.8814%
b. Prior Monthly Period:	19.4921%
c. Second Prior Monthly Period:	20.1216%
4. Three Month Average Series Adjusted Portfolio Yield:	20.1650%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-4 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	782,778,077.58	607,956,000.00	174,822,077.58
Beginning Adjusted Invested Amount	N/A	607,956,000.00	N/A
Floating Allocation Percentage	N/A	77.6665%	22.3335%
Principal Allocation Percentage	N/A	77.6665%	22.3335%
Collections of Finance Charge Receivables	17,143,158.96	13,314,484.20	3,828,674.76
Collections of Principal Receivables	197,736,911.64	153,575,253.70	44,161,657.94
Defaulted Amount	5,111,495.99	3,969,917.84	1,141,578.15
Ending Invested Amount / Transferor Amount	755,315,976.60	607,956,000.00	147,359,976.60

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	February 12, 2010	February 12, 2010	February 12, 2010
Coupon February 16, 2010 — March 14, 2010	1.6319%	4.4819%	6.7319%
Monthly Interest Due	654,791.85	112,398.83	199,522.83	966,713.51
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	654,791.85	112,398.83	199,522.83	966,713.51
Investor Default Amount	3,493,519.34	218,348.22	258,050.28	3,969,917.84
Investor Monthly Fees Due	891,666.67	55,730.00	65,863.33	1,013,260.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,039,977.86	386,477.05	523,436.44	5,949,891.35

Reallocated Investor Finance Charge Collections				13,821,688.98
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				21.1240%
Base Rate				4.4027%
Excess Spread Percentage				15.5376%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	535,000,000.00	33,438,000.00	39,518,000.00	607,956,000.00
Distributions of Interest	654,791.85	112,398.83	199,522.83	966,713.51
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	654,791.85	112,398.83	199,522.83	966,713.51
Ending Certificates Balance	535,000,000.00	33,438,000.00	39,518,000.00	607,956,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.22

2. The amount of the distribution in respect of Class A Monthly Interest:	$1.22
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$3.36
2. The amount of the distribution in respect of Class B Monthly Interest:	$3.36
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$8,071,320.46
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$199,522.83
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,871,797.63
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00
J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$12,163,057.20
a. Class A Monthly Interest:	$654,791.85
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,493,519.34
e. Excess Spread:	$8,014,746.01
2. Class B Available Funds:	$760,202.44
a. Class B Monthly Interest:	$112,398.83
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$647,803.61
3. Collateral Available Funds:	$898,429.34
a. Excess Spread:	$898,429.34
4. Total Excess Spread:	$9,560,978.96
K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	77.6665%
2. Series 2008-4 Allocable Principal Collections:	$197,736,911.64
3. Principal Allocation Percentage of Series 2008-4 Allocable Principal Collections:	$153,575,253.70

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$153,575,253.70
6. Shared Principal Collections from other Series allocated to Series 2008-4:	$0.00
7. Other amounts treated as Available Principal Collections:	$3,969,917.84
8. Available Principal Collections (total of items 5., 6. & 7.):	$157,545,171.54
L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$39,518,000.00
2. Required Collateral Invested Amount:	$39,518,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$157,545,171.54
M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-4.
1. Excess Spread:	$9,560,978.96
2. Excess Finance Charge Collections:	$0.00

3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$218,348.22
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$199,522.83
9. Applied to unpaid Monthly Servicing Fee:	$1,013,260.00
10. Collateral Default Amount treated as Available Principal Collections:	$258,050.28
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,871,797.63
N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-4.
1. Excess Spread:	$9,560,978.96
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$218,348.22
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$199,522.83
10. Applied to unpaid Monthly Servicing Fee:	$1,013,260.00
11. Collateral Default Amount treated as Available Principal Collections:	$258,050.28
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,871,797.63
O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	4.4027%
b. Prior Monthly Period:	4.0519%
c. Second Prior Monthly Period:	4.1132%
2. Three Month Average Base Rate:	4.1893%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	21.1240%
b. Prior Monthly Period:	19.7438%
c. Second Prior Monthly Period:	20.3816%
4. Three Month Average Series Adjusted Portfolio Yield:	20.4165%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-5 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,170,506,591.48	909,091,000.00	261,415,591.48
Beginning Adjusted Invested Amount	N/A	909,091,000.00	N/A
Floating Allocation Percentage	N/A	77.6665%	22.3335%
Principal Allocation Percentage	N/A	77.6665%	22.3335%
Collections of Finance Charge Receivables	25,634,571.46	19,909,463.45	5,725,108.01
Collections of Principal Receivables	295,680,685.35	229,644,712.71	66,035,972.64
Defaulted Amount	7,643,340.97	5,936,312.14	1,707,028.83
Ending Invested Amount / Transferor Amount	1,129,441,861.72	909,091,000.00	220,350,861.72

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	February 12, 2010	February 12, 2010	February 12, 2010
Coupon February 16, 2010 — March 14, 2010	1.0319%	2.3819%	4.0319%
Monthly Interest Due	619,128.00	89,320.50	178,685.87	887,134.37
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	619,128.00	89,320.50	178,685.87	887,134.37
Investor Default Amount	5,223,954.16	326,497.14	385,860.84	5,936,312.14
Investor Monthly Fees Due	1,333,333.33	83,333.33	98,485.00	1,515,151.66
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	7,176,415.49	499,150.97	663,031.71	8,338,598.17

Reallocated Investor Finance Charge Collections				20,109,483.53
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00

Series Adjusted Portfolio Yield	20.3233%
Base Rate	3.5723%
Excess Spread Percentage	15.5376%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	800,000,000.00	50,000,000.00	59,091,000.00	909,091,000.00
Distributions of Interest	619,128.00	89,320.50	178,685.87	887,134.37
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	619,128.00	89,320.50	178,685.87	887,134.37
Ending Certificates Balance	800,000,000.00	50,000,000.00	59,091,000.00	909,091,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.77
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.77
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$1.79
2. The amount of the distribution in respect of Class B Monthly Interest:	$1.79
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$11,949,571.23
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$178,685.87
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$11,770,885.36
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00
J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$17,696,343.74
a. Class A Monthly Interest:	$619,128.00
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$5,223,954.16
e. Excess Spread:	$11,853,261.58
2. Class B Available Funds:	$1,106,021.48
a. Class B Monthly Interest:	$89,320.50
b. Class B Outstanding Monthly Interest:	$0.00

c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,016,700.98
3. Collateral Available Funds:	$1,307,118.31
a. Excess Spread:	$1,307,118.31
4. Total Excess Spread:	$14,177,080.87
K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	77.6665%
2. Series 2008-5 Allocable Principal Collections:	$295,680,685.35
3. Principal Allocation Percentage of Series 2008-5 Allocable Principal Collections:	$229,644,712.71
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$229,644,712.71
6. Shared Principal Collections from other Series allocated to Series 2008-5:	$0.00
7. Other amounts treated as Available Principal Collections:	$5,936,312.14
8. Available Principal Collections (total of items 5., 6. & 7.):	$235,581,024.85
L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$59,091,000.00
2. Required Collateral Invested Amount:	$59,091,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$235,581,024.85
M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-5.
1. Excess Spread:	$14,177,080.87
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$326,497.14
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$178,685.87
9. Applied to unpaid Monthly Servicing Fee:	$1,515,151.66
10. Collateral Default Amount treated as Available Principal Collections:	$385,860.84
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$11,770,885.36
N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-5.
1. Excess Spread:	$14,177,080.87
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$326,497.14
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$178,685.87
10. Applied to unpaid Monthly Servicing Fee:	$1,515,151.66

11. Collateral Default Amount treated as Available Principal Collections:	$385,860.84
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$11,770,885.36
O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	3.5723%
b. Prior Monthly Period:	3.2215%
c. Second Prior Monthly Period:	3.2828%
2. Three Month Average Base Rate:	3.3589%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	20.3233%
b. Prior Monthly Period:	18.9134%
c. Second Prior Monthly Period:	19.5236%
4. Three Month Average Series Adjusted Portfolio Yield:	19.5867%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-6 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,975,229,792.65	1,534,091,000.00	441,138,792.65
Beginning Adjusted Invested Amount	N/A	1,534,091,000.00	N/A
Floating Allocation Percentage	N/A	77.6665%	22.3335%
Principal Allocation Percentage	N/A	77.6665%	22.3335%
Collections of Finance Charge Receivables	43,258,337.57	33,597,218.20	9,661,119.37
Collections of Principal Receivables	498,961,136.19	387,525,436.90	111,435,699.29
Defaulted Amount	12,898,137.36	10,017,526.32	2,880,611.04
Ending Invested Amount / Transferor Amount	1,905,933,064.00	1,534,091,000.00	371,842,064.00

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	February 12, 2010	February 12, 2010	February 12, 2010
Coupon February 16, 2010 — March 14, 2010	1.4319%	3.2319%	4.7319%
Monthly Interest Due	1,449,778.50	204,517.41	353,883.11	2,008,179.02
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,449,778.50	204,517.41	353,883.11	2,008,179.02
Investor Default Amount	8,815,422.64	550,963.91	651,139.77	10,017,526.32
Investor Monthly Fees Due	2,250,000.00	140,625.00	166,193.33	2,556,818.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	12,515,201.14	896,106.32	1,171,216.21	14,582,523.67

Reallocated Investor Finance Charge Collections				34,445,891.90
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				20.7576%
Base Rate				4.0227%
Excess Spread Percentage				15.5376%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,350,000,000.00	84,375,000.00	99,716,000.00	1,534,091,000.00
Distributions of Interest	1,449,778.50	204,517.41	353,883.11	2,008,179.02
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,449,778.50	204,517.41	353,883.11	2,008,179.02
Ending Certificates Balance	1,350,000,000.00	84,375,000.00	99,716,000.00	1,534,091,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.07
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.07
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$2.42
2. The amount of the distribution in respect of Class B Monthly Interest:	$2.42
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$20,217,251.34
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$353,883.11
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$19,863,368.23
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$30,312,383.08
a. Class A Monthly Interest:	$1,449,778.50
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$8,815,422.64
e. Excess Spread:	$20,047,181.94
2. Class B Available Funds:	$1,894,523.94
a. Class B Monthly Interest:	$204,517.41
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,690,006.53
3. Collateral Available Funds:	$2,238,984.88
a. Excess Spread:	$2,238,984.88
4. Total Excess Spread:	$23,976,173.35
K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	77.6665%
2. Series 2008-6 Allocable Principal Collections:	$498,961,136.19
3. Principal Allocation Percentage of Series 2008-6 Allocable Principal Collections:	$387,525,436.90
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$387,525,436.90
6. Shared Principal Collections from other Series allocated to Series 2008-6:	$0.00
7. Other amounts treated as Available Principal Collections:	$10,017,526.32
8. Available Principal Collections (total of items 5., 6. & 7.):	$397,542,963.22

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$99,716,000.00
2. Required Collateral Invested Amount:	$99,716,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$397,542,963.22
M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-6.
1. Excess Spread:	$23,976,173.35
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$550,963.91
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$353,883.11
9. Applied to unpaid Monthly Servicing Fee:	$2,556,818.33
10. Collateral Default Amount treated as Available Principal Collections:	$651,139.77
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$19,863,368.23

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-6.
1. Excess Spread:	$23,976,173.35
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$550,963.91
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$353,883.11
10. Applied to unpaid Monthly Servicing Fee:	$2,556,818.33
11. Collateral Default Amount treated as Available Principal Collections:	$651,139.77
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$19,863,368.23
O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	4.0227%
b. Prior Monthly Period:	3.6719%
c. Second Prior Monthly Period:	3.7333%
2. Three Month Average Base Rate:	3.8093%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	20.7576%
b. Prior Monthly Period:	19.3638%
c. Second Prior Monthly Period:	19.9890%
4. Three Month Average Series Adjusted Portfolio Yield:	20.0368%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-7 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	768,146,278.45	596,592,000.00	171,554,278.45
Beginning Adjusted Invested Amount	N/A	596,592,000.00	N/A
Floating Allocation Percentage	N/A	77.6665%	22.3335%
Principal Allocation Percentage	N/A	77.6665%	22.3335%
Collections of Finance Charge Receivables	16,822,716.60	13,065,607.98	3,757,108.62
Collections of Principal Receivables	194,040,785.17	150,704,603.22	43,336,181.95
Defaulted Amount	5,015,951.18	3,895,711.57	1,120,239.61
Ending Invested Amount / Transferor Amount	741,197,502.96	596,592,000.00	144,605,502.96

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	February 12, 2010	February 12, 2010	February 12, 2010
Coupon February 16, 2010 — March 14, 2010	1.5319%	3.4819%	4.9819%
Monthly Interest Due	603,177.75	85,688.20	144,894.24	833,760.19
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	603,177.75	85,688.20	144,894.24	833,760.19
Investor Default Amount	3,428,219.91	214,267.01	253,224.65	3,895,711.57
Investor Monthly Fees Due	875,000.00	54,688.33	64,631.67	994,320.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,906,397.66	354,643.54	462,750.56	5,723,791.76

Reallocated Investor Finance Charge Collections				13,448,448.63
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				20.8730%
Base Rate				4.1424%
Excess Spread Percentage				15.5376%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	525,000,000.00	32,813,000.00	38,779,000.00	596,592,000.00
Distributions of Interest	603,177.75	85,688.20	144,894.24	833,760.19
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	603,177.75	85,688.20	144,894.24	833,760.19
Ending Certificates Balance	525,000,000.00	32,813,000.00	38,779,000.00	596,592,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.15

2. The amount of the distribution in respect of Class A Monthly Interest:	$1.15
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$2.61
2. The amount of the distribution in respect of Class B Monthly Interest:	$2.61
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$7,869,551.10
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$144,894.24
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,724,656.86
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00
J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$11,834,613.15
a. Class A Monthly Interest:	$603,177.75
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,428,219.91
e. Excess Spread:	$7,803,215.49
2. Class B Available Funds:	$739,674.59
a. Class B Monthly Interest:	$85,688.20
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$653,986.39
3. Collateral Available Funds:	$874,160.88
a. Excess Spread:	$874,160.88
4. Total Excess Spread:	$9,331,362.76
K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	77.6665%
2. Series 2008-7 Allocable Principal Collections:	$194,040,785.17

3. Principal Allocation Percentage of Series 2008-7 Allocable Principal Collections:	$150,704,603.22
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$150,704,603.22
6. Shared Principal Collections from other Series allocated to Series 2008-7:	$0.00
7. Other amounts treated as Available Principal Collections:	$3,895,711.57
8. Available Principal Collections (total of items 5., 6. & 7.):	$154,600,314.79
L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$38,779,000.00
2. Required Collateral Invested Amount:	$38,779,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$154,600,314.79
M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-7.

1. Excess Spread:	$9,331,362.76
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$214,267.01
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$144,894.24
9. Applied to unpaid Monthly Servicing Fee:	$994,320.00
10. Collateral Default Amount treated as Available Principal Collections:	$253,224.65
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,724,656.86
N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-7.
1. Excess Spread:	$9,331,362.76
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$214,267.01
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$144,894.24
10. Applied to unpaid Monthly Servicing Fee:	$994,320.00
11. Collateral Default Amount treated as Available Principal Collections:	$253,224.65
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,724,656.86
O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	4.1424%
b. Prior Monthly Period:	3.7916%
c. Second Prior Monthly Period:	3.8529%
2. Three Month Average Base Rate:	3.9289%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	20.8730%
b. Prior Monthly Period:	19.4834%
c. Second Prior Monthly Period:	20.1126%
4. Three Month Average Series Adjusted Portfolio Yield:	20.1564%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-8 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferorsœ Interest
Beginning Invested Amount/Transferor Amount	951,037,329.83	738,637,000.00	212,400,329.83
Beginning Adjusted Invested Amount	N/A	738,637,000.00	N/A
Floating Allocation Percentage	N/A	77.6665%	22.3335%
Principal Allocation Percentage	N/A	77.6665%	22.3335%
Collections of Finance Charge Receivables	20,828,105.17	16,176,451.37	4,651,653.80
Collections of Principal Receivables	240,240,739.80	186,586,471.17	53,654,268.63
Defaulted Amount	6,210,219.27	4,823,257.29	1,386,961.98
Ending Invested Amount / Transferor Amount	917,672,211.49	738,637,000.00	179,035,211.49

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	February 12, 2010	February 12, 2010	February 12, 2010
Coupon February 16, 2010 - March 14, 2010	1.3319%	3.4819%	5.4819%
Monthly Interest Due	649,291.50	106,088.53	197,397.02	952,777.05
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	649,291.50	106,088.53	197,397.02	952,777.05
Investor Default Amount	4,244,462.76	265,278.92	313,515.61	4,823,257.29
Investor Monthly Fees Due	1,083,333.33	67,708.33	80,020.00	1,231,061.66
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,977,087.59	439,075.78	590,932.63	7,007,096.00

Reallocated Investor Finance Charge Collections	16,570,947.64
Interest and Principal Funding Investment Proceed	0.00
Interest on Reserve Account	0.00
Series Adjusted Portfolio Yield	20.7327%
Base Rate	3.9969%
Excess Spread Percentage	15.5376%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	650,000,000.00	40,625,000.00	48,012,000.00	738,637,000.00
Distributions of Interest	649,291.50	106,088.53	197,397.02	952,777.05
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	649,291.50	106,088.53	197,397.02	952,777.05
Ending Certificates Balance	650,000,000.00	40,625,000.00	48,012,000.00	738,637,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.00
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.00
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$2.61
2. The amount of the distribution in respect of Class B Monthly Interest:	$2.61
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$9,761,248.66
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$197,397.02
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$9,563,851.64
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00
J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$14,582,421.36
a. Class A Monthly Interest:	$649,291.50
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$4,244,462.76
e. Excess Spread:	$9,688,667.10
2. Class B Available Funds:	$911,401.33

a. Class B Monthly Interest:	$106,088.53
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$805,312.80
3. Collateral Available Funds:	$1,077,124.95
a. Excess Spread:	$1,077,124.95
4. Total Excess Spread:	$11,571,104.85
K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	77.6665%
2. Series 2008-8 Allocable Principal Collections:	$240,240,739.80
3. Principal Allocation Percentage of Series 2008-8 Allocable Principal Collections:	$186,586,471.17
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$186,586,471.17
6. Shared Principal Collections from other Series allocated to Series 2008-8:	$0.00
7. Other amounts treated as Available Principal Collections:	$4,823,257.29
8. Available Principal Collections (total of items 5., 6. & 7.):	$191,409,728.46
L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$48,012,000.00
2. Required Collateral Invested Amount:	$48,012,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$191,409,728.46

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-8.
1. Excess Spread:	$11,571,104.85
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$265,278.92
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$197,397.02
9. Applied to unpaid Monthly Servicing Fee:	$1,231,061.66
10. Collateral Default Amount treated as Available Principal Collections:	$313,515.61
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$9,563,851.64
N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-8.
1. Excess Spread:	$11,571,104.85
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$265,278.92
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

9. Applied to Collateral Minimum Monthly Interest:	$197,397.02
10. Applied to unpaid Monthly Servicing Fee:	$1,231,061.66
11. Collateral Default Amount treated as Available Principal Collections:	$313,515.61
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$9,563,851.64
O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	3.9969%
b. Prior Monthly Period:	3.6461%
c. Second Prior Monthly Period:	3.7074%
2. Three Month Average Base Rate:	3.7834%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	20.7327%
b. Prior Monthly Period:	19.3379%
c. Second Prior Monthly Period:	19.9623%
4. Three Month Average Series Adjusted Portfolio Yield:	20.0110%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-9 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	804,723,201.17	625,000,000.00	179,723,201.17
Beginning Adjusted Invested Amount	N/A	625,000,000.00	N/A
Floating Allocation Percentage	N/A	77.6665%	22.3335%
Principal Allocation Percentage	N/A	77.6665%	22.3335%
Collections of Finance Charge Receivables	17,623,766.11	13,687,754.75	3,936,011.36
Collections of Principal Receivables	203,280,450.85	157,880,724.20	45,399,726.65
Defaulted Amount	5,254,796.39	4,081,214.19	1,173,582.20
Ending Invested Amount / Transferor Amount	776,491,202.28	625,000,000.00	151,491,202.28

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	February 12, 2010	February 12, 2010	February 12, 2010
Coupon February 16, 2010 — March 14, 2010	1.8319%	4.2319%	5.9819%
Monthly Interest Due	755,650.50	109,103.16	182,260.41	1,047,014.07
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	755,650.50	109,103.16	182,260.41	1,047,014.07
Investor Default Amount	3,591,468.49	224,466.78	265,278.92	4,081,214.19
Investor Monthly Fees Due	916,666.67	57,291.67	67,708.33	1,041,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,263,785.66	390,861.61	515,247.66	6,169,894.93

Reallocated Investor Finance Charge Collections				14,262,377.80
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				21.2350%
Base Rate				4.5177%
Excess Spread Percentage				15.5376%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	550,000,000.00	34,375,000.00	40,625,000.00	625,000,000.00
Distributions of Interest	755,650.50	109,103.16	182,260.41	1,047,014.07
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	755,650.50	109,103.16	182,260.41	1,047,014.07
Ending Certificates Balance	550,000,000.00	34,375,000.00	40,625,000.00	625,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.37
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.37
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$3.17
2. The amount of the distribution in respect of Class B Monthly Interest:	$3.17
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$8,274,743.28
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$182,260.41
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$8,092,482.87
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00
J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$12,550,892.46
a. Class A Monthly Interest:	$755,650.50
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,591,468.49
e. Excess Spread:	$8,203,773.47
2. Class B Available Funds:	$784,430.78
a. Class B Monthly Interest:	$109,103.16
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$675,327.62
3. Collateral Available Funds:	$927,054.56
a. Excess Spread:	$927,054.56
4. Total Excess Spread:	$9,806,155.65
K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	77.6665%
2. Series 2008-9 Allocable Principal Collections:	$203,280,450.85
3. Principal Allocation Percentage of Series 2008-9 Allocable Principal Collections:	$157,880,724.20
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$157,880,724.20
6. Shared Principal Collections from other Series allocated to Series 2008-9:	$0.00

7. Other amounts treated as Available Principal Collections:	$4,081,214.19
8. Available Principal Collections (total of items 5., 6. & 7.):	$161,961,938.39
L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$40,625,000.00
2. Required Collateral Invested Amount:	$40,625,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$161,961,938.39
M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-9.
1. Excess Spread:	$9,806,155.65
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$224,466.78
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$182,260.41
9. Applied to unpaid Monthly Servicing Fee:	$1,041,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$265,278.92

11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$8,092,482.87
N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-9.
1. Excess Spread:	$9,806,155.65
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$224,466.78
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$182,260.41
10. Applied to unpaid Monthly Servicing Fee:	$1,041,666.67
11. Collateral Default Amount treated as Available Principal Collections:	$265,278.92
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$8,092,482.87
O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	4.5177%
b. Prior Monthly Period:	4.1670%
c. Second Prior Monthly Period:	4.2283%
2. Three Month Average Base Rate:	4.3043%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	21.2350%
b. Prior Monthly Period:	19.8588%
c. Second Prior Monthly Period:	20.5005%
4. Three Month Average Series Adjusted Portfolio Yield:	20.5314%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2009-1 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,560,676,313.68	1,212,122,000.00	348,554,313.68
Beginning Adjusted Invested Amount	N/A	1,212,122,000.00	N/A
Floating Allocation Percentage	N/A	77.6665%	22.3335%
Principal Allocation Percentage	N/A	77.6665%	22.3335%
Collections of Finance Charge Receivables	34,179,447.41	26,545,965.87	7,633,481.54
Collections of Principal Receivables	394,241,130.63	306,193,118.68	88,048,011.95
Defaulted Amount	10,191,126.90	7,915,087.20	2,276,039.70
Ending Invested Amount / Transferor Amount	1,505,923,310.55	1,212,122,000.00	293,801,310.55

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	February 12, 2010	February 12, 2010	February 12, 2010
Coupon February 16, 2010 — March 14, 2010	1.5819%	6.2319%	13.7320%
Monthly Interest Due	1,186,410.00	339,919.45	1,435,629.31	2,961,958.76
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,186,410.00	339,919.45	1,435,629.31	2,961,958.76
Investor Default Amount	6,529,942.70	474,903.14	910,241.36	7,915,087.20
Investor Monthly Fees Due	1,666,666.67	121,211.67	232,325.00	2,020,203.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	9,383,019.37	936,034.26	2,578,195.67	12,897,249.30

Reallocated Investor Finance Charge Collections				28,591,771.74
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				22.2367%
Base Rate				4.5308%
Excess Spread Percentage				16.4480%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00
Distributions of Interest	1,186,410.00	339,919.45	1,435,629.31	2,961,958.76
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,186,410.00	339,919.45	1,435,629.31	2,961,958.76
Ending Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.19
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.19
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$4.67
2. The amount of the distribution in respect of Class B Monthly Interest:	$4.67
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$17,130,151.75
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest, including Collateral Senior Minimum Monthly Interest:	$1,435,629.31
3. The amount of the distribution in respect of Collateral Additional Interest, including Collateral Senior Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$15,694,522.44
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00
J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$23,588,196.35
a. Class A Monthly Interest:	$1,186,410.00
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$6,529,942.70
e. Excess Spread:	$15,871,843.65
2. Class B Available Funds:	$1,715,498.76
a. Class B Monthly Interest:	$339,919.45
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,375,579.31
3. Collateral Available Funds:	$3,288,076.63
a. Excess Spread:	$3,288,076.63
4. Total Excess Spread:	$20,535,499.59
K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	77.6665%

2. Series 2009-1 Allocable Principal Collections:	$394,241,130.63
3. Principal Allocation Percentage of Series 2009-1 Allocable Principal Collections:	$306,193,118.68
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$306,193,118.68
6. Shared Principal Collections from other Series allocated to Series 2009-1:	$0.00
7. Other amounts treated as Available Principal Collections:	$7,915,087.20
8. Available Principal Collections (total of items 5., 6. & 7.):	$314,108,205.88
L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$139,395,000.00
2. Required Collateral Invested Amount:	$139,395,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$314,108,205.88
M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-1.
1. Excess Spread:	$20,535,499.59
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$474,903.14
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest:	$515,968.97
9. Applied to unpaid Monthly Servicing Fee:	$2,020,203.34
10. Collateral Default Amount treated as Available Principal Collections:	$910,241.36
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Applied to Collateral Minimum Monthly Interest, excluding amount applied to Collateral Senior Minimum Monthly Interest(s):	$919,660.34
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$15,694,522.44
O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	4.5308%
b. Prior Monthly Period:	4.1800%
c. Second Prior Monthly Period:	4.2413%
2. Three Month Average Base Rate:	4.3174%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	22.2367%
b. Prior Monthly Period:	20.8976%
c. Second Prior Monthly Period:	21.5739%
4. Three Month Average Series Adjusted Portfolio Yield:	21.5694%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2009-2 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,950,848,610.99	1,515,155,000.00	435,693,610.99
Beginning Adjusted Invested Amount	N/A	1,515,155,000.00	N/A
Floating Allocation Percentage	N/A	77.6665%	22.3335%
Principal Allocation Percentage	N/A	77.6665%	22.3335%
Collections of Finance Charge Receivables	42,724,379.75	33,182,512.08	9,541,867.67
Collections of Principal Receivables	492,802,226.40	382,742,029.87	110,060,196.53
Defaulted Amount	12,738,929.64	9,893,875.33	2,845,054.31
Ending Invested Amount / Transferor Amount	1,882,407,244.15	1,515,155,000.00	367,252,244.15

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	February 12, 2010	February 12, 2010	February 12, 2010
Coupon February 16, 2010 — March 14, 2010	1.4819%	3.7319%	5.4819%
Monthly Interest Due	1,389,262.50	254,420.92	404,912.21	2,048,595.63
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,389,262.50	254,420.92	404,912.21	2,048,595.63
Investor Default Amount	8,162,428.37	593,571.79	1,137,875.17	9,893,875.33
Investor Monthly Fees Due	2,083,333.33	151,500.00	290,425.00	2,525,258.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	11,635,024.20	999,492.71	1,833,212.38	14,467,729.29

Reallocated Investor Finance Charge Collections				34,085,914.71
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				20.8137%
Base Rate				4.0809%
Excess Spread Percentage				15.5376%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,250,000,000.00	90,900,000.00	174,255,000.00	1,515,155,000.00
Distributions of Interest	1,389,262.50	254,420.92	404,912.21	2,048,595.63
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,389,262.50	254,420.92	404,912.21	2,048,595.63
Ending Certificates Balance	1,250,000,000.00	90,900,000.00	174,255,000.00	1,515,155,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:				$1.11

2. The amount of the distribution in respect of Class A Monthly Interest:	$1.11
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$2.80
2. The amount of the distribution in respect of Class B Monthly Interest:	$2.80
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$20,023,097.63
2. The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$404,912.21
3. The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$19,618,185.42
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00
J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$28,120,814.96
a. Class A Monthly Interest:	$1,389,262.50
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$8,162,428.37
e. Excess Spread:	$18,569,124.09
2. Class B Available Funds:	$2,044,945.66
a. Class B Monthly Interest:	$254,420.92
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,790,524.74
3. Collateral Available Funds:	$3,920,154.09
a. Excess Spread:	$3,920,154.09
4. Total Excess Spread:	$24,279,802.92
K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	77.6665%
2. Series 2009-2 Allocable Principal Collections:	$492,802,226.40

3. Principal Allocation Percentage of Series 2009-2 Allocable Principal Collections:	$382,742,029.87
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$382,742,029.87
6. Shared Principal Collections from other Series allocated to Series 2009-2:	$0.00
7. Other amounts treated as Available Principal Collections:	$9,893,875.33
8. Available Principal Collections (total of items 5., 6. & 7.):	$392,635,905.20
L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$174,255,000.00
2. Required Collateral Invested Amount:	$174,255,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$392,635,905.20
M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00
N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-2.

1. Excess Spread:	$24,279,802.92
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$593,571.79
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest:	$404,912.21
9. Applied to unpaid Monthly Servicing Fee:	$2,525,258.33
10. Collateral Default Amount treated as Available Principal Collections:	$1,137,875.17
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$19,618,185.42
O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	4.0809%
b. Prior Monthly Period:	3.7300%
c. Second Prior Monthly Period:	3.7914%
2. Three Month Average Base Rate:	3.8674%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	20.8137%
b. Prior Monthly Period:	19.4219%
c. Second Prior Monthly Period:	20.0490%
4. Three Month Average Series Adjusted Portfolio Yield:	20.0949%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
P. Reassignment Amount
1. Adjusted Invested Amount:	$1,515,155,000.00
2. Monthly Interest:	$2,914,185.29
3. Monthly Interest previously due but not paid:	$0.01
4. Additional Interest:	$0.00
5. Additional Interest previously due but not paid:	$0.00
6. Reassignment Amount:	$1,518,069,185.30

Series 2009-D-I Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	26,824,965.08	20,834,000.00	5,990,965.08
Beginning Adjusted Invested Amount	N/A	20,834,000.00	N/A
Floating Allocation Percentage	N/A	77.6665%	22.3335%
Principal Allocation Percentage	N/A	77.6665%	22.3335%
Collections of Finance Charge Receivables	587,477.67	456,273.09	131,204.58
Collections of Principal Receivables	6,776,231.86	5,262,859.21	1,513,372.65
Defaulted Amount	175,165.48	136,044.82	39,120.66
Ending Invested Amount / Transferor Amount	25,883,868.33	20,834,000.00	5,049,868.33

B. Monthly Period Funding Requirements
LIBOR Determination Date			February 12, 2010
Coupon February 16, 2010 — March 14, 2010			18.9819%
Monthly Interest Due			296,601.37
Outstanding Monthly Interest Due			0.00
Additional Interest Due			0.00
Total Interest Due			296,601.37
Investor Default Amount			136,044.82
Investor Monthly Fees Due			34,723.33
Investor Additional Amounts Due			0.00
Total Due			467,369.52

Investor Finance Charge Collections			456,273.09

C. Certificates — Balances and Distributions
Beginning Certificates Balance			20,834,000.00
Distributions of Interest			296,601.37
Distributions of Principal			0.00
Total Distributions			296,601.37
Ending Certificates Balance			20,834,000.00

D. Information regarding distributions on the Distribution Date in respect of the Series 2009-D-I Certificates per $1,000 certificate principal amount
(1) The total amount of the distribution	$14.24
(2) The amount of the distribution in respect of Monthly Interest	$14.24
(3) The amount of the distribution in respect of Outstanding Monthly Interest	$0.00
(4) The amount of the distribution in respect of Additional Interest	$0.00
(5) The amount of the distribution in respect of principal of the Series 2009-D-I Certificates	$0.00

E. Amount of reductions in the Scheduled Partial Amortization Amounts pursuant to clauses (c) and (d) of the definition of Scheduled Partial Amortization Amount on such Distribution Date
(1) The amount of the aggregate reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00
(2) The aggregate amount reimbursed in respect of such reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00
(3) The amount, if any, by which the outstanding principal balance of the Series 2009-D-I Certificates exceeds the Invested Amount after giving effect to all transactions on such Distribution Date	$0.00

F. Scheduled Partial Amortization Amounts/ Series 2009-D-I Invested Amount

	Beginning			Reallocated		Ending
	Scheduled Partial		Pro rata share	Principal		Scheduled Partial
Referenced	Amortization	Distributions of	of Investor	Collections		Amortization
Series	Amount	Principal	Charge-Offs	Applied	Reimbursements	Amount

2006-2	20,834,000.00	0.00	0.00	0.00	0.00	20,834,000.00

Series 2009-D-I Invested Amount	20,834,000.00	0.00	0.00	0.00	0.00	20,834,000.00

G. Application of Investor Finance Charge Collections.
1. Available Funds	$456,273.09
a. Monthly Servicing Fee	$0.00
b. Aggregate application of Referenced Series shortfall Coverage Amounts	$0.00
c. Investor Default Amount (treated as Available Principal Collections):	$136,044.82
d. Monthly Interest	$296,601.37
e. Outstanding Monthly Interest	$0.00
f. Additional Interest	$0.00
2. Excess Spread:	$23,626.90
H. Reallocated Principal Collections.
1. Principal Allocation Percentage:	77.6665%
2. Series 2009-D-I Allocable Principal Collections:	$6,776,231.86

3. Principal Allocation Percentage of Series 2009-D-I Allocable Principal Collections:	$5,262,859.21
4. Aggregate amount of Reallocated Principal Collections required to fund the Referenced Series Adjusted Shortfalls	$0.00
5. Item 3 minus item 4:	$5,262,859.21
6. Shared Principal Collections from other Series allocated to Series 2009-D-I:	$0.00
7. Other amounts treated as Available Principal Collections:	$136,044.82
8. Available Principal Collections (total of items 5., 6. & 7.):	$5,398,904.03
I. Application of Available Principal Collections during Revolving Period.
1. Treated as Shared Principal Collections:	$5,398,904.03
J. Application of Principal Collections During Scheduled Partial Amortization Period or Early Amortization Period.
1. Retained during an Early Amortization Period	$0.00
2. Aggregate application to fund Scheduled Partial Amortization Amounts during a Scheduled Partial Amortization Period	$0.00
3. Treated as Shared Principal Collections:	$0.00
K. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-D-I.
1. Excess Spread:	$23,626.90
2. Excess Finance Charge Collections:	$11,096.43
3. Applied to fund Required Amount:	$0.00
4. Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to unpaid Monthly Servicing Fee:	$34,723.33
6. Aggregate reimbursement of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00

7. Applied to fund Series 2009-D-II Shortfall	$0.00
8. Remaining Excess Spread distributed to Holders of Transferor Certificate	$0.00
L. Amounts and Applications Relating to the Referenced Series

		Referenced	Allocable	Applied to fund	Reimbursements of
Relating	Referenced	Series	portion of	Scheduled	reductions of
to	Series	Shortfall	Reallocated	Partial	Scheduled Partial
Referenced	Adjusted	Coverage	Principal	Amortization	Amortization
Series	Shortfall	Amount	Collections	Amount	Amount

2006-2	0.00	0.00	0.00	0.00	0.00

M. Application of Funds from Series 2009-D-II:
1. Applied under Section 4.05
a. Shortfalls in Monthly Servicing Fee	$0.00
b. Shortfalls in Investor Default Amount (treated as Available Principal Collections)	$0.00
c. Shortfalls in Monthly Interest, Outstanding Monthly Interest and Additional Interest	$0.00
2. Applied under Section 4.07
a. Shortfalls in Investor Charge-offs treated as Available Principal Collections	$0.00
b. Shortfalls in unpaid Monthly Servicing Fee	$0.00
c. Shortfalls in reimbursements of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00

Series 2009-D-II Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,832,743,571.31	1,423,427,000.00	409,316,571.31
Beginning Adjusted Invested Amount	N/A	1,423,427,000.00	N/A
Floating Allocation Percentage	N/A	77.6665%	22.3335%
Principal Allocation Percentage	N/A	77.6665%	22.3335%
Collections of Finance Charge Receivables	40,137,831.24	31,173,631.49	8,964,199.75
Collections of Principal Receivables	462,967,811.69	359,570,696.96	103,397,114.73
Defaulted Amount	11,967,710.50	9,294,896.74	2,672,813.76
Ending Invested Amount / Transferor Amount	1,768,445,668.14	1,423,427,000.00	345,018,668.14

B. Monthly Period Funding Requirements
LIBOR Determination Date			February 12, 2010
Coupon February 16, 2010 — March 14, 2010			20.2319%
Monthly Interest Due			21,598,953.19
Outstanding Monthly Interest Due			0.00
Additional Interest Due			0.00
Total Interest Due			21,598,953.19
Investor Default Amount			9,294,896.74
Investor Monthly Fees Due			2,372,378.33
Investor Additional Amounts Due			0.00
Total Due			33,266,228.26

Investor Finance Charge Collections			31,173,631.49

C. Certificates — Balances and Distributions
Beginning Certificates Balance			1,423,427,000.00
Distributions of Interest			21,598,953.19
Distributions of Principal			113,635,000.00
Total Distributions			135,233,953.19
Ending Certificates Balance			1,309,792,000.00

D. Information regarding distributions on the Distribution Date in respect of the Series 2009-D-II Certificates per $1,000 certificate principal amount
(1) The total amount of the distribution			$95.00
(2) The amount of the distribution in respect of Monthly Interest			$15.17
(3) The amount of the distribution in respect of Outstanding Monthly Interest			$0.00
(4) The amount of the distribution in respect of Additional Interest			$0.00
(5) The amount of the distribution in respect of principal of the Series 2009-D-II Certificates			$79.83
E. Amount of reductions in the Scheduled Partial Amortization Amounts pursuant to clauses (c) and (d) of the definition of Scheduled Partial Amortization Amount on such Distribution Date
(1) The amount of the aggregate reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount			$0.00

(2) The aggregate amount reimbursed in respect of such reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00
(3) The amount, if any, by which the outstanding principal balance of the Series 2009-D-II Certificates exceeds the Invested Amount after giving effect to all transactions on such Distribution Date	$0.00
F. Scheduled Partial Amortization Amounts/ Series 2009-D-II Invested Amount

	Beginning			Reallocated		Ending
	Scheduled Partial		Pro rata share	Principal		Scheduled Partial
Referenced	Amortization	Distributions of	of Investor	Collections		Amortization
Series	Amount	Principal	Charge-Offs	Applied	Reimbursements	Amount

2004-2	17,500,000.00	0.00	0.00	0.00	0.00	17,500,000.00
2005-1	26,250,000.00	0.00	0.00	0.00	0.00	26,250,000.00
2005-2	26,250,000.00	0.00	0.00	0.00	0.00	26,250,000.00
2005-4	21,875,000.00	0.00	0.00	0.00	0.00	21,875,000.00
2005-5	48,125,000.00	0.00	0.00	0.00	0.00	48,125,000.00
2005-7	30,625,000.00	0.00	0.00	0.00	0.00	30,625,000.00
2005-8	21,875,000.00	0.00	0.00	0.00	0.00	21,875,000.00
2006-1	43,750,000.00	0.00	0.00	0.00	0.00	43,750,000.00
2006-3	26,250,000.00	0.00	0.00	0.00	0.00	26,250,000.00
2006-B	30,625,000.00	0.00	0.00	0.00	0.00	30,625,000.00
2007-1	33,334,000.00	0.00	0.00	0.00	0.00	33,334,000.00
2007-2	33,334,000.00	0.00	0.00	0.00	0.00	33,334,000.00
2007-3	40,000,000.00	0.00	0.00	0.00	0.00	40,000,000.00
2007-4	53,334,000.00	0.00	0.00	0.00	0.00	53,334,000.00
2007-5	33,334,000.00	0.00	0.00	0.00	0.00	33,334,000.00
2007-6	66,667,000.00	0.00	0.00	0.00	0.00	66,667,000.00
2007-7	60,000,000.00	0.00	0.00	0.00	0.00	60,000,000.00
2007-8	80,000,000.00	0.00	0.00	0.00	0.00	80,000,000.00
2008-1	191,667,000.00	0.00	0.00	0.00	0.00	191,667,000.00
2008-2	90,908,000.00	0.00	0.00	0.00	0.00	90,908,000.00
2008-3	113,635,000.00	113,635,000.00	0.00	0.00	0.00	0.00
2008-4	40,529,000.00	0.00	0.00	0.00	0.00	40,529,000.00
2008-5	60,606,000.00	0.00	0.00	0.00	0.00	60,606,000.00
2008-6	102,273,000.00	0.00	0.00	0.00	0.00	102,273,000.00
2008-7	39,772,000.00	0.00	0.00	0.00	0.00	39,772,000.00
2008-8	49,242,000.00	0.00	0.00	0.00	0.00	49,242,000.00
2008-9	41,667,000.00	0.00	0.00	0.00	0.00	41,667,000.00

Series 2009-D-II Invested Amount	1,423,427,000.00	113,635,000.00	0.00	0.00	0.00	1,309,792,000.00

G. Application of Investor Finance Charge Collections.
1. Available Funds	$31,173,631.49
a. Monthly Servicing Fee	$0.00
b. Aggregate application of Referenced Series shortfall Coverage Amounts	$0.00
c. Investor Default Amount (treated as Available Principal Collections):	$9,294,896.74
d. Monthly Interest	$21,598,953.19
e. Outstanding Monthly Interest	$0.00
f. Additional Interest	$0.00
2. Excess Spread:	$279,781.56
H. Reallocated Principal Collections.
1. Principal Allocation Percentage:	77.6665%
2. Series 2009-D-II Allocable Principal Collections:	$462,967,811.69
3. Principal Allocation Percentage of Series 2009-D-II Allocable Principal Collections:	$359,570,696.96
4. Aggregate amount of Reallocated Principal Collections required to fund the Referenced Series Adjusted Shortfalls	$0.00
5. Item 3 minus item 4:	$359,570,696.96
6. Shared Principal Collections from other Series allocated to Series 2009-D-II:	$0.00
7. Other amounts treated as Available Principal Collections:	$9,294,896.74
8. Available Principal Collections (total of items 5., 6. & 7.):	$368,865,593.70
I. Application of Available Principal Collections during Revolving Period.
1. Treated as Shared Principal Collections:	N/A
J. Application of Principal Collections During Scheduled Partial Amortization Period or Early Amortization Period.
1. Retained during an Early Amortization Period	$0.00

2. Aggregate application to fund Scheduled Partial Amortization Amounts during a Scheduled Partial Amortization Period	$113,635,000.00
3. Treated as Shared Principal Collections:	$255,230,593.70
K. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-D-II.
1. Excess Spread:	$279,781.56
2. Excess Finance Charge Collections:	$2,092,596.77
3. Applied to fund Required Amount:	$0.00
4. Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to unpaid Monthly Servicing Fee:	$2,372,378.33
6. Aggregate reimbursement of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00
7. Applied to fund Series 2009-D-I Shortfall	$0.00
8. Remaining Excess Spread distributed to Holders of Transferor Certificate	$0.00
L. Amounts and Applications Relating to the Referenced Series

		Referenced	Allocable	Applied to fund	Reimbursements of
Relating	Referenced	Series	portion of	Scheduled	reductions of
to	Series	Shortfall	Reallocated	Partial	Scheduled Partial
Referenced	Adjusted	Coverage	Principal	Amortization	Amortization
Series	Shortfall	Amount	Collections	Amount	Amount

2004-2	0.00	0.00	0.00	0.00	0.00
2005-1	0.00	0.00	0.00	0.00	0.00
2005-2	0.00	0.00	0.00	0.00	0.00
2005-4	0.00	0.00	0.00	0.00	0.00
2005-5	0.00	0.00	0.00	0.00	0.00
2005-7	0.00	0.00	0.00	0.00	0.00
2005-8	0.00	0.00	0.00	0.00	0.00
2006-1	0.00	0.00	0.00	0.00	0.00
2006-3	0.00	0.00	0.00	0.00	0.00
2006-B	0.00	0.00	0.00	0.00	0.00
2007-1	0.00	0.00	0.00	0.00	0.00
2007-2	0.00	0.00	0.00	0.00	0.00
2007-3	0.00	0.00	0.00	0.00	0.00
2007-4	0.00	0.00	0.00	0.00	0.00
2007-5	0.00	0.00	0.00	0.00	0.00

2007-6	0.00	0.00	0.00	0.00	0.00
2007-7	0.00	0.00	0.00	0.00	0.00
2007-8	0.00	0.00	0.00	0.00	0.00
2008-1	0.00	0.00	0.00	0.00	0.00
2008-2	0.00	0.00	0.00	0.00	0.00
2008-3	0.00	0.00	0.00	113,635,000.00	0.00
2008-4	0.00	0.00	0.00	0.00	0.00
2008-5	0.00	0.00	0.00	0.00	0.00
2008-6	0.00	0.00	0.00	0.00	0.00
2008-7	0.00	0.00	0.00	0.00	0.00
2008-8	0.00	0.00	0.00	0.00	0.00
2008-9	0.00	0.00	0.00	0.00	0.00

M. Application of Funds from Series 2009-D-I:
1. Applied under Section 4.05
a. Shortfalls in Monthly Servicing Fee	$0.00
b. Shortfalls in Investor Default Amount (treated as Available Principal Collections)	$0.00
c. Shortfalls in Monthly Interest, Outstanding Monthly Interest and Additional Interest	$0.00
2. Applied under Section 4.07
a. Shortfalls in Investor Charge-offs treated as Available Principal Collections	$0.00
b. Shortfalls in unpaid Monthly Servicing Fee	$0.00
c. Shortfalls in reimbursements of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00